The AAL Mutual Funds

Institutional
Shares

October 31, 2002

Semiannual Report

  The AAL Mid Cap Index Fund
  The AAL Large Company Index Fund
  The AAL Bond Index Fund

[THE AAL MUTUAL FUNDS LOGO HERE]

                                Table of Contents

The AAL Mid Cap Index Fund                                              4

The AAL Large Company Index Fund                                        6

The AAL Bond Index Fund                                                 8

Schedule of Investments                                                10
     The AAL Mid Cap Index Fund                                        10
     The AAL Large Company Index Fund                                  15
     The AAL Bond Index Fund                                           21

Statement of Assets and Liabilities                                    30

Statement of Operations                                                31

Statement of Changes in Net Assets                                     32

Notes to Financial Statements                                          33

Financial Highlights                                                   37
     The AAL Mid Cap Index Fund                                        37
     The AAL  Large Company Index Fund                                 37
     The AAL  Bond Index Fund                                          38

A Note on Forward-Looking Statements                                   39

Directors and Officers of The AAL Mutual Funds                         40

Supplement To The Prospectus                                           41

[PICTURE OMITTED HERE]

Dear AAL Mutual Fund Shareholders:

Dear Member:

We are pleased to provide you with the semiannual report for The AAL Mutual Funds for the six-month period ended October 31, 2002. In this report you will find detailed information about The AAL Mutual Funds, as well as a discussion piece on each Fund from the portfolio manager.

The markets were volatile and challenging over the six-month period as a weak economic recovery, accounting mishaps and global concerns weighed heavily on stock returns. Bonds, in general, benefited from historically low interest rates and high investor interest in the relative safety of fixed-income.

The past three years, with the abrupt shift from bull to bear market, have made for a difficult journey for many investors. With today’s market volatility, we believe adhering to the classic tenets of investing is more and more imperative. It has become virtually impossible to outsmart or time the markets. Stocks performed wonderfully in the 1990‘s but have stumbled in recent years. Bonds brought up the rear in the 1990‘s but are now showing the value of good diversification. The tried and true strategies of asset allocation, portfolio balance and focus on longer term performance have never been more powerful. Such strategies offer a measure of protection in a variety of economic and market climates. Please don’t hesitate to contact your Thrivent Financial associate if you have any questions.

Tremendous progress has taken place in bringing Aid Association for Lutherans and Lutheran Brotherhood together into Thrivent Financial for Lutherans. We are maximizing Thrivent Investment Management’s investment capabilities, with our top money managers responsible for more assets, larger and more specialized security research efforts, and greater economies of scale that should benefit our membership. In addition, the former Lutheran Brotherhood introduces exciting capabilities in more aggressive fixed-income and growth equity investments that provide excellent complement to the former AAL asset management styles.

In the past year, there is no doubt that investor confidence in the financial markets and accounting profession has been shaken. Trust is a precious asset in investing. Trust in the markets. Trust in the U.S. economy. Trust in financial integrity. And, trust in your financial services provider. We value your trust and look forward to continuing to serve your needs as we grow together.

Thank you for turning to us for your financial solutions.

/s/ Pamela J. Moret

Pamela J. Moret
President
The AAL Mutual Funds

The Economy and Markets in Review

[PICTURE OMITTED HERE]

The financial markets were challenged by a host of factors during the six months ended October 31, 2002-a period that saw only the most defensive investments record positive returns amid an environment of weak economic recovery, corporate mistrust, and mounting geopolitical concerns both at home and abroad. All equity styles and capitalization ranges witnessed losses as the quality of corporate earnings came under increased scrutiny and the U.S. economy moved forward sluggishly. High-quality bonds performed admirably, while high-yield bonds struggled with market illiquidity and low investor interest in assuming any degree of credit risk.

U.S. Economy
Fears of a “double-dip” recession were pervasive throughout the period as the nation’s economy grappled with diving consumer sentiment, higher joblessness and a dearth of manufacturing and industrial activity. Consumer spending stayed strong, sparked in part by wave after wave of mortgage re-financings as a result of the lowest interest rate environment in over forty years.

Over the course of the period, the nation’s employment picture provided the greatest drag to a strong economic recovery. The jobless rate hit 6% in April, an eight-year high, before turning modestly down through the summer months. The failure of this recovery to create jobs is of chief concern and points to companies still cautious about future business prospects.

Inflation & Monetary Policy
Inflation was not a factor throughout the period, with the exception of a periodic spike in energy prices. Competitive pressures and less-than-stellar industrial production teamed to prevent manufacturers from raising prices while corporate cost-cutting measures and efficiencies led to stronger overall productivity. With inflation tempered, the Federal Reserve felt comfortable further reducing interest rates in order to spark more capital investment.

Rock bottom interest rates looked very attractive to homeowners, who continued re-financings at a record clip, and should eventually provide fertile ground for business investment when companies begin spending again.

Equity Performance
In May and June, several high-profile corporate malfeasance stories dominated the headlines and led to investor flight from stocks, culminating in very difficult months in July and September. Industries and companies that operated in a highly leveraged manner suffered the bulk of investors’ anger as stock prices plummeted, especially those of telecommunications providers, media and cable companies, and energy trading firms.

Both equity styles-value and growth- provided little shelter for investors over the reporting period. The S&P 500 Index, a broad measure of the largest U.S. companies, shed 17.02% with losses near equally split between its growth and value components. In turning to smaller market capitalizations, medium-sized companies, as measured by the S&P 400 Index, performed similarly, recording a (20.66)% total return. The small-company Russell 2000 Index dropped 26.34%. The technology free fall continued with the tech-heavy NASDAQ Composite down 21.07%.

Fixed-Income Performance
The struggles in the equity markets made the perceived safety of fixed-income instruments exceedingly attractive to market participants. Investment-grade bond prices soared as geopolitical tensions, fears of terrorism, and flight-to-quality seekers poured money into top-quality corporate and U.S. Treasury bonds. Asset- and mortgage-backed bonds basked in this environment of uncertainty as demand for government agency securities sprung from a series of accounting misconducts related to a handful of corporate ledgers. For the period, the Lehman Aggregate Bond Index-a broad barometer of investment-grade bond performance-produced an attractive 5.90% return.

The high-yield market attempted an early 2002 rally as economic conditions and yield spreads looked attractive. But this investor favor was unceremoniously upended in the spring by high-profile accounting scandals and the ensuing rush out of all but the most sound quality credits. High-yield bonds sold off as a result, contributing to the (11.33)% total return of the Lehman High Yield Index.

Outlook
A double-dip recession looks less likely as factors that could lead to the economy’s failure to sustain momentum appear largely absent. Corporations, through aggressive cost cutting and leaner inventory build-up, are in much better shape to withstand lower final demand, if this should occur. Business profitability has improved markedly since its recession trough over a year ago. As corporate profitability grows stronger the stage will be set for capital spending expansion and a potential end to lay off notices.

Both monetary and fiscal policies are priming the pump for economic expansion. The 1.75% (subsequently reduced to 1.25%) federal funds rate, which banks charge one another in overnight lending transactions, is roughly equal to the inflation rate. This scenario is often thought of as heralding an accommodative policy setting and should prove favorable for the overall economy. Federal spending is robust and income tax cuts should stimulate demand.

The economy appears to be in a steady, slow growth mode and prospects should improve as more efficient companies begin earning more, investing more and hiring more workers. When these factors reach fruition, higher investment returns typically follow suit.

The AAL Mid Cap Index Fund

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Kevin R. Brimmer is the portfolio manager for The AAL Small Cap Index Fund, The AAL Mid Cap Index Funds and The AAL Large Company Index Funds. He holds a bachelor’s degree in actuarial science and statistics and an MBA, both from Drake University.

Investment Objective: The AAL Mid Cap Index Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

                           Institutional Share

Ticker            IIMIX    Assets   $19,901,014      NAV      $8.87

Very slow economic growth and continued investor avoidance of equity risk led to poor stock market returns for the six-moth period ended October 31, 2002. Medium-sized companies were by no means immune to the weak economic conditions as The AAL Mid Cap Index Fund returned (20.55)% for the period. For the same time period, the S&P MidCap 400 Index returned (20.66)%. The difference in returns is the result of expenses, transaction costs, and small variances in weightings between the Fund and the Index.

Mid-cap stock prices were buffeted by investors’ unease with both the state of the economic recovery and the geopolitical picture of terroristic threats and the potential for war with Iraq. There were no economic sectors with positive returns. The sectors with the worst returns were the Industrials, Information Technology, and Telecommunication Services sectors, with Telecommunication Services losing over 40% of it’s value in the last six months.

As an index portfolio, the AAL Mid Cap Index Fund II does not make active allocation decisions based on our outlook for the market. The Fund is passively managed with the primary goal of replicating the S&P MidCap 400 Index by purchasing all 400 securities in proportions as close as practical to those of the Index. Differences in performance between the Fund and the Index are the result of management fees, costs for transactions, the small amount of cash held by the Fund, and minor variances in the proportion of each security relative to the Index. As always, it is our objective to minimize the impact of the various factors that can create a “tracking error” relative to the Index, thereby tying the performance of the Fund as closely to the Index as possible. The causes of variance in performance (relative to the Index) will have less of an impact as the portfolio grows in size.

Investor confidence in mid-cap stock investing should rise in the face of better economic news on consumer spending, unemployment and overall economic growth. Corporate profitability is improving and companies are leaner on the expense side than they have been in many years. Mid-cap companies should prove intriguing with their typical blend of potential earnings growth and the stability of being better established than their small-cap brethren. The past couple of years have been trying for investors and we appreciate your loyalty and trust. We feel that stock prices are attractive and that longer-term investors will eventually be rewarded for their patience and adherence to a well-thought out overall investment strategy.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Top Industries
[INSERT CHART HERE]
Financials                        19.0
Consumer Discretionary            16.9
Health Care                       13.5
Information Technology            12.3
Industrials                       12.1
Energy                             7.3
Utilities                          7.2
Consumer Staples                   5.7
Materials                          4.8
Communication Services             0.6

Portfolio Composition
(% of Portfolio)
[INSERT CHART HERE]
Common Stocks              99.7%
Short - Term Investments   0.3

Value of a $10,000 Investment
[INSERT CHART HERE]
                 The AAL Mid Cap            S&P MidCap               Consumer
                    Index Fund              400 Index*             Price Index**
12/31/99            10,000.00                10,000.00               10,000.00
1/31/00              9,730.00                 9,718.40               10,023.77
2/29/00             10,480.00                10,398.49               10,083.19
3/31/00             11,320.00                11,268.74               10,166.38
4/28/00             10,900.00                10,875.24               10,172.31
5/31/00             10,760.00                10,739.52               10,178.26
6/30/00             10,940.00                10,897.28               10,237.68
7/31/00             11,090.00                11,069.46               10,255.50
8/31/00             12,320.00                12,305.36               10,267.39
9/29/00             12,220.00                12,221.07               10,320.86
10/31/00            11,780.00                11,806.65               10,338.68
11/30/00            10,880.00                10,915.49               10,344.63
12/29/00            11,728.59                11,750.52               10,338.69
1/31/01             11,942.81                12,012.21               10,404.05
2/28/01             11,278.73                11,326.67               10,445.65
3/30/01             10,432.55                10,484.53               10,469.41
4/30/01             11,567.92                11,641.18               10,511.00
5/31/01             11,835.70                11,912.31               10,558.54
6/29/01             11,775.95                11,864.18               10,576.36
7/31/01             11,602.77                11,687.41               10,546.65
8/31/01             11,223.95                11,305.11               10,546.65
9/28/01              9,849.37                 9,898.87               10,594.18
10/31/01            10,271.49                10,336.70               10,558.53
11/30/01            11,029.13                11,105.64               10,540.71
12/31/01            11,588.35                11,679.36               10,499.12
1/31/02             11,522.69                11,618.74               10,522.89
2/28/02             11,533.63                11,633.03               10,564.48
3/28/02             12,354.34                12,464.56               10,623.90
4/30/02             12,288.68                12,406.35               10,683.32
5/31/02             12,082.86                12,197.06               10,683.32
6/28/02             11,198.72                11,304.36               10,689.26
7/31/02             10,132.63                10,209.30               10,701.14
8/30/02             10,178.35                10,260.66               10,736.79
9/30/02              9,376.25                 9,434.50               10,754.61
10/31/02             9,774.46                 9,842.97               10,781.46

Average Annual Total Returns/1/
October 31, 2002
                                                 From
                                               Inception
Institutional Class           1-Year           12/31/99
----------------------------------------------
Net Asset Value               (4.94)%          (0.84)%

-----------------------
*    The Consumer  Price Index is an  inflationary  indicator  that measures the change in the cost of a fixed  basket of products and  services,  including housing, electricity, food and transportation.
**   An  unmanaged   index   comprised  of  400  stocks  designed  to  represent
     performance of the mid cap segment of the U.S. equity markets.  "S&P MidCap
     400 Index" is a trademark of The McGraw-Hill  Companies,  Inc. and has been licensed for use by AAL. The product is not  sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard  &Poor's make no  representation regarding the advisability of investing in the product.  It is not possible to invest directly in the Index. Index funds are subject to the same market risks associated with the stocks in their respective indexes.
/1/  Past performance is not an indication of future results.  Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses.  Had the adviser not done so, the Fund's total returns would have been lower.

The AAL Large Company Index Fund

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Kevin R. Brimmer is the portfolio manager for The AAL Small Cap Index Fund, The AAL Mid Cap Index Funds and The AAL Large Company Index Funds. He holds a bachelor’s degree in actuarial science and statistics and an MBA, both from Drake University.

Investment Objective: The AAL Large Company Index Fund seeks total returns that track the performance of the S&P 500, by investing primarily in common stocks comprising the Index.

                 Institutional Share
-----------------------------------------------------
Ticker   IILCX    Assets   $48,982,979      NAV      $6.14

It was a difficult six-month period ended October 31, 2002, for equity investors as The AAL Large Company Index Fund returned (16.80)% versus a return for the S&P 500 Index of (17.02)% over this time period. The difference in performance was primarily a result of the expenses charged to the Fund that are not applicable to the Index.

Large-company stocks with their more complex balance sheets and overall business mix were punished in the wake of a string of accounting scandals this summer on top of an already troubled economic environment. The months of June and July saw negative returns, with only slightly positive returns in August. September brought another substantial decrease, while October brought a rally from the lows. The S&P 500 performance reflected continued concerns regarding the economy and whether the economic slowdown will worsen. Stocks in every economic sector showed negative returns for the six-month period. Information Technology and Utilities stocks lead on the downside with losses of over 20% and 30%, respectively, for the period

The AAL Large Company Index Fund, as an index portfolio, is managed with a passive approach, meaning there is no active stock selection process. The objective of the Fund is to duplicate the performance of the S&P 500 Index, in order to provide broad exposure to large capitalization stocks across various economic sectors. This is done by purchasing all 500 securities in the Index to mirror the composition of the Index as closely as possible, while at the same time trying to keep transaction costs at a minimum.

Variances in performance relative to the Index are a function of fund expenses, transaction fees, and minor differences in Portfolio Composition relative to that of the Index. All of these causes of variation in performance will have less of an impact as the portfolio grows in size.

The U.S. economy is showing signs of improvement and corporate profits have gained a degree of momentum in the 3rd quarter of 2002. It is quite possible that the market bottomed in July, re-tested it in October and that stocks are now poised for gains.

The past couple of years have been trying for investors and we appreciate your loyalty and trust. We feel that stock prices are attractive and that longer-term investors will eventually be rewarded for their patience and adherence to a well-thought out overall investment strategy.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Top Industries
[INSERT CHART HERE]
Financials                           20.6
Health Care                          14.8
Information Technology               14.1
Consumer Discretionary               13.5
Industrials                          11.4
Consumer Staples                      9.8
Energy                                5.8
Communication Services                4.4
Materials                             2.6
Utilities                             2.6

Portfolio Composition
(% of Portfolio)
[INSERT CHART HERE]
Common Stocks                        99.6%
Short - Term Investments              0.4

Value of a $10,000 Investment

[INSERT CHART HERE]
                    The AAL Large Company                                 Consumer
                          Index Fund            S&P 500 Index*          Price Index**
12/31/99                  10,000.00               10,000.00               10,000.00
1/31/00                    9,530.00                9,497.60               10,023.77
2/29/00                    9,360.00                9,317.81               10,083.19
3/31/00                   10,270.00               10,229.37               10,166.38
4/28/00                    9,950.00                9,921.57               10,172.31
5/31/00                    9,740.00                9,717.98               10,178.26
6/30/00                    9,990.00                9,957.53               10,237.68
7/31/00                    9,840.00                9,801.89               10,255.50
8/31/00                   10,450.00               10,410.69               10,267.39
9/29/00                    9,900.00                9,861.11               10,320.86
10/31/00                   9,850.00                9,819.39               10,338.68
11/30/00                   9,070.00                9,045.23               10,344.63
12/29/00                   9,113.41                9,089.46               10,338.69
1/31/01                    9,426.28                9,411.96               10,404.05
2/28/01                    8,558.33                8,553.78               10,445.65
3/30/01                    8,023.44                8,011.89               10,469.41
4/30/01                    8,639.07                8,634.50               10,511.00
5/31/01                    8,689.53                8,692.35               10,558.54
6/29/01                    8,487.69                8,480.78               10,576.36
7/31/01                    8,396.86                8,397.33               10,546.65
8/31/01                    7,872.05                7,871.65               10,546.65
9/28/01                    7,236.23                7,236.02               10,594.18
10/31/01                   7,347.25                7,374.01               10,558.53
11/30/01                   7,902.33                7,939.67               10,540.71
12/31/01                   7,964.61                8,009.22               10,499.12
1/31/02                    7,852.86                7,892.37               10,522.89
2/28/02                    7,700.47                7,740.20               10,564.48
3/28/02                    7,984.92                8,031.31               10,623.90
4/30/02                    7,497.29                7,544.37               10,683.32
5/31/02                    7,447.77                7,488.77               10,683.32
6/28/02                    6,920.56                6,955.27               10,689.26
7/31/02                    6,393.37                6,413.11               10,701.14
8/30/02                    6,435.08                6,455.43               10,736.79
9/30/02                    5,745.08                5,754.49               10,754.61
10/31/02                   6,244.28                6,260.50               10,781.46

Average Annual Total Returns/1/
October 31, 2002

                                          From
                                        Inception
Institutional Class         1-Year      12/31/99
--------------------------------------------
Net Asset Value            (15.10)%      (15.33)%

------------------
*    The Consumer  Price Index is an  inflationary  indicator  that measures the change in the cost of a fixed  basket of products and  services,  including housing, electricity, food and transportation.
**   An  unmanaged  index  comprised of 500 stocks  representative  of the stock market as a whole. "S&P 500(R)" is a trademark of The McGraw-Hill  Companies,
     Inc. and has been  licensed  for use by AAL. The product is not  sponsored, endorsed,  sold or promoted by Standard & Poor's and Standard  &Poor's make no  representation  regarding the advisability of investing in the product.
     It is not possible to invest directly in the Index. Index funds are subject to the same market  risks  associated  with the stocks in their  respective indexes.
/1/  Past performance is not an indication of future results.  Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses.  Had the adviser not done so, the Fund's total returns would have been lower.

The AAL Bond Index Fund

[PICTURE OMITTED HERE]

Steven H.C. Lee is the portfolio manager of The AAL Bond Index Fund. He joined the company in September 1985 as an actuarial assistant and moved to the investment division in September 1990 as an quantitative analyst. He has since served as a senior securities analyst in the fixed income area and portfolio manager of the asset-backed securities and investment grade corporate bond portfolios. He graduated from Augsburg College in Minneapolis, Minnesota, in May 1985 with a B.A. in mathematics. He is a Fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

Investment Objective: The AAL Bond Index Fund strives for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

                  Institutional Share
--------------------------------------------------------
Ticker   AABIX    Assets   $86,814,963      NAV      $10.81

The six-months ended October 31, 2002 was a sterling period for high-quality fixed-income investors with a low interest rate environment and investors wary of equity risk. The AAL Bond Index Fund’s performance was slightly higher than the Lehman Aggregate Bond Index performance for the six months ending October 31, 2002, posting a 6.11% total return while its benchmark, the Lehman Brothers aggregate Bond Index, recorded a 5.90% total return. The Fund’s Lipper, Inc. peer group of similar high-quality intermediate to long fixed-income index funds checked in with a 4.53% total return over the identical time period. Fund performance was helped by strong performance and adept security selection from the U.S. Treasury and corporate securities held by the Fund versus those in the Index. Our relative underweight position in U.S. Treasuries and our small cash position provided a slight drag to the Fund’s performance.

High Credit Quality Wins Day
Over the six months, the entire U.S. Treasury bond yield curve rallied sharply. The two-year note yield declined 1.55% to 1.67% and the ten-year note yield declined 1.19% to 3.89%. The large yield spread between ten-year and two-year instruments indicates that the market expects that the economy will soon be on a sustainable growth path and that the Federal Reserve will begin raising short-term interest rates.

By sector, commercial mortgage-backed securities lead the bond market, returning 9.71%, followed by U.S. Treasuries at 8.32% and U.S. Agency securities at 7.28%. Corporate bonds, asset-backed securities, and mortgage-backed securities were closely bunched between 4.66% and 4.81%. In the corporate bond sector there was a clear dichotomy between higher and lower quality bonds. Higher quality bonds returned 8.04% while mid and lower quality bonds returned 5.51% and 1.59%, respectively, over the six-month period. The lower quality segment was hit with most of the high-profile corporate credit problems this year. During October, there were tentative signs that lower-quality corporate credits may be returning to favor.

The objective of the AAL Bond Index Fund is to achieve investment results that approximate the total return of the Lehman Aggregate Bond Index by investing primarily in investment grade bonds and other debt securities included in the index. The index covers the U.S. investment grade fixed rate bond market, with index components for U.S. Treasury and Agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Fund invests in a well-diversified portfolio of securities that replicate the key characteristics of the index. These key characteristics include sector weightings, maturity, credit quality, yield curve exposure, and current yield. To minimize performance-tracking errors in the investment grade corporate bond sector, the Fund maintains exposure to a wide variety of industries and individual issuers.

Outlook
The U.S. economy is on the mend. Over the next year the Federal Reserve will be monitoring its progress and will likely start a tightening campaign where interest rates will begin to rise. Inflation has been well behaved and should not become a problem with an alert Federal Open Market Committee. We also expect that the dichotomy between lower-quality and higher-quality corporate bonds will reverse over the coming year as corporations reduce capital spending, repair their balance sheets and become more conservative in their accounting practices.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Moody's Bond Quality Rating Distribution
[INSERT CHART HERE]
Aaa                   67.0%
Aa                     8.1%
A                      4.2%
Baa                    9.3%
Ba                    11.3%
B                      0.1%
Caa                    0.0%
Ca                     0.0%
C                      0.0%
D                      0.0%
Not Rated              0.0%

Portfolio Composition
(% of Portfolio)
[INSERT CHART HERE]
Long - Term Fixed Income   92.4%
Short - Term Investments   7.6

Value of a $10,000 Investment

[INSERT CHART HERE]
                        The AAL Bond               Lehman Aggregate             Consumer
                         Index Fund                   Bond Index*             Price Index**
12/31/99                 10,000.00                    10,000.00                10,000.00
1/31/00                   9,941.36                     9,967.30                10,023.77
2/29/00                  10,057.50                    10,087.80                10,083.19
3/31/00                  10,196.23                    10,220.66                10,166.38
4/28/00                  10,168.24                    10,191.53                10,172.31
5/31/00                  10,169.21                    10,186.84                10,178.26
6/30/00                  10,381.61                    10,398.73                10,237.68
7/31/00                  10,471.94                    10,493.15                10,255.50
8/31/00                  10,625.57                    10,645.30                10,267.39
9/29/00                  10,704.51                    10,712.26                10,320.86
10/31/00                 10,777.47                    10,783.07                10,338.68
11/30/00                 10,964.93                    10,959.48                10,344.63
12/29/00                 11,170.95                    11,162.78                10,338.69
1/31/01                  11,331.73                    11,345.29                10,404.05
2/28/01                  11,436.24                    11,444.11                10,445.65
3/30/01                  11,495.72                    11,501.56                10,469.41
4/30/01                  11,439.08                    11,453.82                10,511.00
5/31/01                  11,501.03                    11,523.01                10,558.54
6/29/01                  11,532.14                    11,566.45                10,576.36
7/31/01                  11,795.74                    11,825.07                10,546.65
8/31/01                  11,925.27                    11,960.59                10,546.65
9/28/01                  12,106.49                    12,099.93                10,594.18
10/31/01                 12,322.27                    12,353.18                10,558.53
11/30/01                 12,168.00                    12,182.83                10,540.71
12/31/01                 12,082.97                    12,105.35                10,499.12
1/31/02                  12,166.94                    12,203.40                10,522.89
2/28/02                  12,296.36                    12,321.65                10,564.48
3/28/02                  12,061.28                    12,116.74                10,623.90
4/30/02                  12,280.24                    12,351.69                10,683.32
5/31/02                  12,402.25                    12,456.68                10,683.32
6/28/02                  12,508.22                    12,564.43                10,689.26
7/31/02                  12,657.82                    12,715.95                10,701.14
8/30/02                  12,885.58                    12,930.60                10,736.79
9/30/02                  13,091.59                    13,140.07                10,754.61
10/31/02                 13,044.24                    13,079.63                10,781.46

Average Annual Total Returns/1/
October 31, 2002
                                           From
                                         Inception
Institutional Class         1-Year       12/31/99
Net Asset Value              5.75%         9.79%

--------------------
*    The Consumer  Price Index is an  inflationary  indicator  that measures the change in the cost of a fixed  basket of products and  services,  including housing, electricity, food and transportation.
**   An unmanaged index that encompasses five major classes of U.S. fixed-income securities: U.S. Treasury and Government Agency securities,  corporate debt
     obligations,   mortgage-backed  securities,   asset-backed  securities  and
     commercial  mortgage  backed  securities.  It is  not  possible  to  invest directly in the Index.
/1/  Past performance is not an indication of future results.  Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fee and/or reimbursed Fund expenses.  Had the adviser not done so, the Fund's total returns would have been lower.

                           Schedule of Investments
                           The AAL Mid Cap Index Fund
                              October 31, 2002 (a)
                                 (unaudited)

        Shares     Common Stocks (99.7%)                    Market Value
-------------------------------------------------------------------------------------------------------------------

Communication Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
          6,160    Broadwing, Inc. *                         $    14,045
          1,500    Price Communications Corporation *             20,010
          1,735    Telephone and Data Systems, Inc.               88,311
                   Total Communication Services                  122,366
-------------------------------------------------------------------------------------------------------------------

Consumer Cyclical (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,600    Krispy Kreme Doughnuts, Inc. *                 54,880
                   Total Consumer Cyclical                        54,880
-------------------------------------------------------------------------------------------------------------------

Consumer Discretionary (16.9%)
-------------------------------------------------------------------------------------------------------------------
          1,966    99 CENTS Only Stores *                         53,180
          2,775    Abercrombie & Fitch Company *                  49,451
          1,957    American Eagle Outfitters, Inc. *              28,416
          1,886    ArvinMeritor, Inc.                             28,573
            580    Bandag, Inc.                                   22,179
          1,895    Barnes & Noble, Inc. *                         39,985
          3,215    Belo Corporation                               74,267
          2,030    BJ's Wholesale Club, Inc. *                    41,047
          1,315    Blyth, Inc.                                    37,083
          1,020    Bob Evans Farms, Inc.                          25,367
          2,265    Borders Group, Inc. *                          39,026
            820    BorgWarner, Inc.                               36,884
          2,790    Brinker International, Inc. *                  79,208
          2,150    Callaway Golf Company                          26,316
          2,900    CarMax, Inc. *                                 47,531
          1,500    Catalina Marketing Corporation *               29,025
          1,480    CBRL Group, Inc.                               34,676
          2,450    CDW Computer Centers, Inc. *                  129,899
          1,400    Cheesecake Factory, Inc. *                     47,460
          1,340    Claire's Stores, Inc.                          34,518
          3,900    Clayton Homes, Inc.                            44,148
          2,500    Coach, Inc. *                                  74,375
          2,500    Copart, Inc. *                                 26,675
          4,100    D.R. Horton, Inc.                              79,007
          3,202    Dollar Tree Stores, Inc. *                     84,181
          1,500    Emmis Communications Corporation *             32,730
          1,400    Entercom Communications
                   Corporation *                                  68,908
          2,600    Extended Stay America, Inc. *                  32,500
          1,395    Federal Signal Corporation                     23,562
          1,600    Furniture Brands International, Inc. *         36,176
          2,200    Gentex Corporation *                           64,856
          1,660    GTECH Holdings Corporation *                   43,160
          2,635    Harte-Hanks, Inc.                              50,276
          3,040    Hispanic Broadcasting Corporation *            65,360
          1,555    International Speedway Corporation             60,552
          1,045    Lancaster Colony Corporation                   47,495
          1,875    Lear Corporation *                             68,531
          1,260    Lee Enterprises, Inc.                          41,202
          1,900    Lennar Corporation                            104,822
          1,400    Macrovision Corporation *                      18,059
          1,975    Mandalay Resort Group *                        55,872
            635    Media General, Inc.                            34,734
          1,900    Michaels Stores, Inc. *                        85,423
            940    Modine Manufacturing Company                   16,441
          1,920    Mohawk Industries, Inc. *                     102,816
          1,325    Neiman Marcus Group, Inc. *                    38,558
          2,145    Outback Steakhouse, Inc.                       73,037
            550    Papa John's International, Inc. *              14,317
          8,520    Park Place Entertainment Corporation *         61,770
            675    Payless ShoeSource, Inc. *                     34,088
          3,800    PETsMART, Inc. *                               72,618
          2,600    Pier 1 Imports, Inc.                           49,010
          2,815    Reader's Digest Association, Inc.              45,772
          2,260    Ross Stores, Inc.                              94,581
          4,035    Saks, Inc. *                                   43,780
          1,110    Scholastic Corporation *                       49,007
          2,570    Six Flags, Inc. *                              11,745
            820    Superior Industries International, Inc.        34,825
          1,100    Timberland Company *                           34,958
          1,505    Unifi, Inc. *                                   8,308
          2,100    United Rentals, Inc. *                         12,810
            290    Washington Post Company                       211,091
          3,060    Westwood One, Inc. *                          111,078
          3,270    Williams-Sonoma, Inc. *                        77,826
                   Total Consumer Discretionary                3,345,131
-------------------------------------------------------------------------------------------------------------------

Consumer Staples (5.7%)
-------------------------------------------------------------------------------------------------------------------
          1,300    Career Education Corporation *                 52,142
          1,110    Church & Dwight Company, Inc.                  38,384
          2,500    Constellation Brands, Inc. *                   63,325
          2,538    Dean Foods Company *                           95,150
          2,705    Dial Corporation                               57,508
          1,580    Dole Food Company, Inc.                        46,420
          1,020    Dreyer's Grand Ice Cream, Inc.                 72,043
          3,925    Hormel Foods Corporation                       94,985
          1,270    Interstate Bakeries Corporation                31,636
          1,395    J.M. Smucker Company                           51,071
          1,100    Longs Drug Stores Corporation                  24,585
          3,920    McCormick & Company, Inc.                      87,181
          4,310    PepsiAmericas, Inc.                            66,159
          1,280    Ruddick Corporation                            19,174
          1,310    Sensient Technologies Corporation              31,899
          3,100    Smithfield Foods, Inc. *                       48,174
          1,460    Toostie Roll Industries, Inc.                  46,048
          9,992    Tyson Foods, Inc.                             110,611
            750    Universal Corporation                          26,415
          1,700    Whole Foods Market, Inc. *                     79,312
                   Total Consumer Staples                      1,142,222
-------------------------------------------------------------------------------------------------------------------

Energy (7.3%)
-------------------------------------------------------------------------------------------------------------------
          1,600    Cooper Cameron Corporation *                   74,592
          4,180    ENSCO International, Inc.                     113,027
          1,800    Equitable Resources, Inc.                      64,080
          1,800    FMC Technologies, Inc. *                       33,300
          1,300    Forest Oil Corporation *                       32,435
          3,130    Grant Prideco, Inc. *                          30,236
          1,810    Hanover Compressor Company *                   18,987
          1,425    Helmerich & Payne, Inc.                        40,342
          1,285    Murphy Oil Corporation                        107,722
          2,300    National-Oilwell, Inc. *                       47,955
          1,590    Noble Energy, Inc.                             57,860
          4,935    Ocean Energy, Inc.                             91,939
          2,200    Patterson-UTI Energy, Inc. *                   63,624
          3,260    Pioneer Natural Resources Company *            81,076
          3,700    Pride International, Inc. *                    51,356
          2,850    Smith International, Inc. *                    89,091
          1,680    Tidewater, Inc.                                47,326
          2,980    Valero Energy Corporation                     104,926
          2,755    Varco International, Inc. *                    45,292
          3,730    Weatherford International, Ltd. *             149,349
            900    Western Gas Resources, Inc.                    29,799
          3,500    XTO Energy, Inc.                               84,175
                   Total Energy                                1,458,489
-------------------------------------------------------------------------------------------------------------------

Financials (19.0%)
-------------------------------------------------------------------------------------------------------------------
          2,275    A.G. Edwards, Inc.                             74,848
          1,465    Allmerica Financial Corporation                12,467
          1,900    American Financial Group, Inc.                 44,042
          4,300    AmeriCredit Corporation *                      32,637
          1,100    AmerUs Group Company                           31,570
          2,500    Arthur J. Gallagher & Company                  67,050
          2,196    Associated Banc-Corp                           73,698
          2,530    Astoria Financial Corporation                  66,235
          1,885    Bank of Hawaii Corporation                     55,834
          4,200    Banknorth Group, Inc.                          97,314
          1,410    City National Corporation                      63,803
          3,500    Colonial BancGroup, Inc.                       41,860
          1,900    Commerce Bancorp, Inc.                         87,229
          3,675    Compass Bancshares, Inc.                      118,703
         10,290    E*TRADE Group, Inc. *                          46,305
          2,000    Eaton Vance Corporation                        57,420
          1,505    Everest Re Group, Ltd.                         87,320
          2,730    Fidelity National Financial, Inc.              82,446
          2,087    First Virginia Banks, Inc.                     78,116
          2,370    FirstMerit Corporation                         54,155
          3,900    Golden State Bancorp, Inc.                    143,481
          1,400    Greater Bay Bancorp                            21,336
          2,825    GreenPoint Financial Corporation              123,085
          1,800    HCC Insurance Holdings, Inc.                   44,154
          4,475    Hibernia Corporation                           88,201
          1,130    Horace Mann Educators Corporation              16,960
          1,800    Hospitality Properties Trust                   58,895
          1,600    Independence Community Bank
                   Corporation                                    41,072
          1,600    IndyMac Bancorp, Inc. *                        29,824
          1,800    Investors Financial Services
                   Corporation                                    55,206
          1,700    LaBranche & Company, Inc. *                    45,917
          1,895    Legg Mason, Inc.                               88,042
          1,600    Leucadia National Corporation                  60,016
          2,600    M&T Bank Corporation                          212,992
          1,990    Mercantile Bankshares Corporation              77,491
          1,600    Metris Companies, Inc.                          4,560
          1,300    MONY Group, Inc.                               33,241
          5,844    National Commerce Financial
                   Corporation                                   143,061
          2,000    Neuberger Berman, Inc.                         58,720
          2,700    New Plan Excel Realty Trust, Inc.              46,791
          3,100    New York Community Bancorp, Inc.               90,086
          1,715    Ohio Casualty Corporation *                    22,621
          3,385    Old Republic International
                   Corporation                                   100,907
          2,570    PMI Group, Inc.                                76,586
          1,955    Protective Life Corporation                    55,874
          1,415    Provident Financial Group, Inc.                36,776
          2,700    Radian Group, Inc.                             95,229
          2,300    Roslyn Bancorp, Inc.                           38,086
          3,100    SEI Investments Company                        82,739
          1,200    Silicon Valley Bancshares *                    22,548
          7,380    Sovereign Bancorp, Inc.                       103,910
            900    StanCorp Financial Group, Inc.                 48,600
          2,110    TCF Financial Corporation                      89,548
          1,915    Unitrin, Inc.                                  60,323
          2,200    Waddell & Reed Financial, Inc.                 38,500
          1,370    Webster Financial Corporation                  44,402
            925    Westamerica Bancorporation                     39,294
          1,870    Wilmington Trust Corporation                   56,755
                   Total Financials                            3,768,881
-------------------------------------------------------------------------------------------------------------------

Health Care (13.5%)
-------------------------------------------------------------------------------------------------------------------
          2,600    AdvancePCS, Inc. *                             65,259
          2,995    Apogent Technologies, Inc. *                   54,448
          1,545    Apria Healthcare Group, Inc. *                 37,682
          1,300    Barr Laboratories, Inc. *                      76,479
          1,710    Beckman Coulter, Inc.                          47,624
          1,300    Charles River Laboratories
                   International, Inc. *                          47,775
          1,670    Covance, Inc. *                                37,208
          3,400    Cytyc Corporation *                            35,564
          2,232    Dentsply International, Inc.                   82,405
          1,700    Edwards Lifesciences Corporation *             43,673
          2,270    Express Scripts, Inc. *                       123,375
          2,850    First Health Group Corporation *               74,043
          5,540    Gilead Sciences, Inc. *                       192,460
          3,550    Health Net, Inc. *                             83,070
          1,300    Henry Schein, Inc. *                           65,221
          1,730    Hillenbrand Industries, Inc.                   89,960
          2,270    ICN Pharmaceuticals, Inc.                      18,955
          4,300    IDEC Pharmaceuticals Corporation *            197,886
          1,900    Incyte Genomics, Inc. *                         9,386
          5,500    IVAX Corporation *                             69,025
          1,100    LifePoint Hospitals, Inc. *                    34,485
          3,030    Lincare Holdings, Inc. *                      103,232
          8,022    Millennium Pharmaceuticals, Inc. *             59,684
          3,510    Mylan Laboratories, Inc.                      110,460
          2,685    Omnicare, Inc.                                 58,345
          2,500    Oxford Health Plans, Inc. *                    88,900
            975    PacifiCare Health Systems, Inc. *              28,821
          2,000    Patterson Dental Company *                    103,020
          2,030    Perrigo Company *                              25,578
          2,500    Protein Design Labs, Inc. *                    20,750
          2,800    Quest Diagnostics, Inc. *                     178,724
          2,370    Sepracor, Inc. *                               20,619
          3,300    Sicor, Inc. *                                  49,137
          1,980    STERIS Corporation *                           52,529
          2,100    Triad Hospitals, Inc. *                        76,650
          1,700    Universal Health Services, Inc. *              82,416
          2,000    Varian Medical Systems, Inc. *                 96,440
          2,100    Vertex Pharmaceuticals, Inc. *                 41,181
          1,450    VISX, Inc. *                                   11,760
                   Total Health Care                           2,694,229
-------------------------------------------------------------------------------------------------------------------

Industrials (12.1%)
-------------------------------------------------------------------------------------------------------------------
          2,110    AGCO Corporation                               53,594
          1,315    Airborne, Inc.                                 16,950
            735    Alaska Air Group, Inc. *                       15,905
            850    Albany International Corporation               18,012
          1,150    Alexander & Baldwin, Inc.                      26,739
            960    AMETEK, Inc.                                   33,878
          1,000    Atlas Air Worldwide Holdings, Inc. *            1,220
            710    Banta Corporation                              21,868
          3,400    BISYS Group, Inc. *                            60,860
          2,410    C.H. Robinson Worldwide, Inc.                  71,264
            865    Carlisle Companies, Inc.                       32,239
          2,000    Certegy, Inc. *                                42,000
          2,170    CheckFree Corporation *                        35,328
          2,400    ChoicePoint, Inc. *                            90,864
          1,415    CNF, Inc.                                      45,549
          1,445    CSG Systems International, Inc. *              18,610
          1,895    DeVry, Inc. *                                  26,909
          1,295    Donaldson Company, Inc.                        40,882
          3,390    DST Systems, Inc. *                           104,242
          2,100    Dun & Bradstreet Corporation *                 76,754
          1,300    Dycom Industries, Inc. *                       14,131
          1,000    Education Management Corporation *             36,700
          1,300    EGL, Inc. *                                    17,381
          2,500    Energizer Holdings, Inc. *                     74,600
          3,000    Expeditors International of
                   Washington, Inc.                               94,530
          2,170    Fastenal Company                               73,672
          1,500    Flowserve Corporation *                        17,580
          1,325    GATX Corporation                               26,566
          1,130    Granite Construction, Inc.                     18,103
          1,130    Harsco Corporation                             28,985
          2,080    Herman Miller, Inc.                            37,544
          1,715    HON INDUSTRIES, Inc.                           43,818
          1,655    Hubbell, Inc.*                                 56,187
          1,090    J.B. Hunt Transport Services, Inc. *           30,182
          1,520    Jacobs Engineering Group, Inc. *               46,041
            850    Kaydon Corporation                             16,975
            990    Kelly Services, Inc. *                         23,423
            965    Kennametal, Inc.                               30,079
          1,000    Korn/Ferry Inernational *                       8,530
          2,650    L-3 Communications Holdings, Inc. *           124,550
          2,150    Manpower, Inc.                                 73,315
          2,825    MPS Group, Inc. *                              15,227
            960    Nordson Corporation                            24,874
            970    Overseas Shipholding Group, Inc.               16,830
          1,415    Pentair, Inc.                                  46,752
          1,505    Pittston Company                               31,861
          1,500    Precision Castparts Corporation                29,115
          1,700    Quanta Services, Inc. *                         5,406
          4,600    Republic Services, Inc. *                      94,668
            840    Rollins, Inc.                                  19,866
            275    Sequa Corporation *                            10,590
          1,705    Sotheby's Holdings, Inc. *                     12,941
          2,340    SPX Corporation *                              98,303
          2,450    Swift Transportation Company, Inc. *           39,421
          1,100    Sylvan Learning Systems, Inc. *                16,797
            585    Tecumseh Products Company *                    26,536
          1,135    Teleflex, Inc.                                 47,738
          1,220    Trinity Industries, Inc.                       19,154
          1,475    Valassis Communications, Inc. *                38,055
          2,515    Viad Corporation                               48,841
          1,140    Wallace Computer Services, Inc.                20,873
          1,120    York International Corporation                 26,342
                   Total Industrials                           2,416,749
-------------------------------------------------------------------------------------------------------------------

Information Technology (12.3%)
-------------------------------------------------------------------------------------------------------------------
         10,100    3Com Corporation *                             42,612
          1,900    Activision, Inc. *                             38,950
          2,445    Acxiom Corporation *                           30,807
          1,045    ADTRAN, Inc. *                                 26,533
          2,300    Advanced Fibre Communications, Inc. *          37,212
            900    Advent Software, Inc. *                        12,699
          3,750    Affiliated Computer Services, Inc. *          172,688
          2,825    Arrow Electronics, Inc. *                      37,092
          7,015    Ascential Software Corporation *               16,976
         13,190    Atmel Corporation *                            22,027
          3,360    Avnet, Inc.                                    31,248
          1,300    Avocent Corporation *                          26,000
            717    Cabot Microelectonics Corporation *            32,545
          7,480    Cadence Design Systems, Inc. *                 75,772
          4,200    Ceridian Corporation *                         57,876
          2,365    Cirrus Logic, Inc. *                            7,805
          1,700    CommScope, Inc. *                              13,345
          1,700    Credence Systems Corporation *                 14,161
          2,000    Cree, Inc. *                                   34,500
          3,440    Cypress Semiconductor Corporation *            19,333
          2,090    Diebold, Inc.                                  74,509
          3,300    Fairchild Semiconductor
                   International, Inc. *                          39,270
            900    FEI Company *                                  14,445
          2,260    Gartner, Inc., Class B *                       18,216
          1,895    Harris Corporation                             49,990
          1,000    Imation Corporation *                          40,920
          1,100    InFocus Corporation *                           6,446
          2,905    Integrated Device Technology, Inc. *           28,693
          1,800    International Rectifier Corporation *          31,086
          1,300    Internet Security Systems, Inc. *              23,998
          3,800    Intersil Corporation *                         64,562
          1,412    Investment Technolgy Group, Inc. *             45,043
          2,500    Jack Henry & Associates, Inc.                  25,698
          2,115    Keane, Inc. *                                  17,428
          2,400    KEMET Corporation *                            21,048
          3,600    Lam Research Corporation *                     45,324
          3,100    Lattice Semiconductor Corporation *            20,987
          3,230    Legato Systems, Inc. *                         11,757
          1,300    LTX Corporation *                               8,060
          1,600    Macromedia, Inc. *                             17,936
          3,200    McDATA Corporation Class A *                   21,056
          1,850    Mentor Graphics Corporation *                  17,562
          2,600    Micrel, Inc. *                                 21,476
          5,760    Microchip Technology, Inc.                    140,544
          1,500    National Instruments Corporation *             43,035
          4,395    Network Associates, Inc. *                     69,837
          1,000    Newport Corporation *                          10,961
          1,300    Plantronics, Inc. *                            19,474
          1,100    Plexus Corporation *                           11,803
          2,790    Polycom, Inc. *                                27,482
          1,800    Powerwave Technologies, Inc. *                  8,298
          4,380    Quantum Corporation *                          12,964
          1,400    Retek, Inc. *                                   4,577
          1,955    Reynolds & Reynolds Company                    46,274
          4,700    RF Micro Devices, Inc. *                       39,897
          1,600    RSA Security, Inc. *                            7,151
          1,900    SanDisk Corporation *                          37,563
          2,000    Semtech Corporation *                          28,260
          2,960    Storage Technology Corporation *               52,333
          2,700    Sybase, Inc. *                                 34,587
          1,140    Sykes Enterprises, Inc. *                       3,785
          4,120    Symantec Corporation *                        164,800
          2,200    Synopsys, Inc. *                               83,270
          1,645    Tech Data Corporation *                        52,558
          2,200    Titan Corporation *                            28,358
            985    Transaction Systems Architects, Inc. *          7,348
          3,715    TriQuint Semiconductor, Inc. *                 18,761
          1,000    Varian, Inc. *                                 29,410
          4,495    Vishay Intertechnology, Inc. *                 46,299
          2,200    Wind River Systems, Inc. *                      7,964
                   Total Information Technology                2,453,284
-------------------------------------------------------------------------------------------------------------------

Materials (4.8%)
-------------------------------------------------------------------------------------------------------------------
            750    A. Schulman, Inc.                              13,125
          1,995    Airgas, Inc. *                                 30,444
          3,040    AK Steel Holding Corporation *                 22,010
          1,180    Albemarle Corporation                          33,182
          1,500    Arch Coal, Inc.                                26,040
          1,545    Bowater, Inc.                                  52,360
          1,775    Cabot Corporation                              42,032
            580    Carpenter Technology Corporation                6,235
          3,220    Crompton Corporation                           21,349
          1,065    Cytec Industries, Inc. *                       25,784
          1,090    Ferro Corporation                              26,672
          1,000    FMC Corporation *                              30,590
          1,140    Glatfelter                                     13,748
          1,570    GrafTech International, Ltd. *                  6,154
            820    H.B. Fuller Company                            23,345
          3,180    IMC Global, Inc.                               34,980
          1,420    Longview Fibre Company                          9,656
          1,470    Lubrizol Corporation                           42,630
          4,510    Lyondell Chemical Company                      56,375
          1,405    Martin Marietta Materials, Inc.                39,115
            570    Minerals Technologies, Inc.                    25,029
          1,585    Olin Corporation                               25,772
          2,900    Packaging Corporation of America *             50,401
          1,500    Peabody Energy Corporation                     38,625
            800    Potlatch Corporation                           20,912
            845    Rayonier, Inc.                                 35,642
          3,215    RPM International, Inc.                        48,418
          2,945    Solutia, Inc.                                  13,105
          2,775    Sonoco Products Company                        65,213
          1,400    Valspar Corporation                            58,478
          1,420    Wausau-Mosinee Paper Corporation               13,561
                   Total Materials                               950,982
-------------------------------------------------------------------------------------------------------------------

Utilities (7.2%)
-------------------------------------------------------------------------------------------------------------------
          1,585    AGL Resources, Inc.                            37,248
          2,430    ALLETE, Inc.                                   52,051
          2,575    Alliant Energy Corporation                     41,252
          2,830    American Water Works Company, Inc.            126,727
          5,095    Aquila, Inc.                                   18,852
            770    Black Hills Corporation                        20,290
          1,260    Cleco Corporation                              17,577
          3,545    DPL, Inc.                                      48,921
          2,050    DQE, Inc.                                      32,677
          4,065    Energy East Corporation                        86,585
          1,730    Great Plains Energy, Inc.                      39,012
          1,085    Hawaiian Electric Industries, Inc.             51,939
          1,025    IDACORP, Inc.                                  26,660
          2,000    MDU Resources Group, Inc.                      49,340
          2,270    National Fuel Gas Company                      45,786
          3,825    Northeast Utilities                            57,566
          1,515    NSTAR                                          63,554
          2,165    OGE Energy Corporation                         34,532
          1,700    ONEOK, Inc.                                    32,198
          4,632    Pepco Holdings, Inc.                           95,881
          1,130    PNM Resources, Inc.                            24,917
          2,625    Puget Energy, Inc.                             55,886
          2,305    Questar Corporation                            59,469
          3,090    SCANA Corporation                              90,165
          2,870    Sierra Pacific Resources                       17,163
          1,940    Vectren Corporation                            47,782
          2,000    Westar Energy, Inc.                            21,700
          1,380    WGL Holdings, Inc.                             31,919
          3,210    Wisconsin Energy Corporation                   73,766
            900    WPS Resources Corporation                      34,821
                   Total Utilities                             1,436,236
-------------------------------------------------------------------------------------------------------------------

                   Total Common Stocks
                   (Cost $22,896,540)                        $19,843,449
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
    Principal                                                                  Interest          Maturity           Market
      Amount     Short-Term Investments (0.3%)                                   Rate              Date              Value
 $     50,087    The AAL Money Market Fund                                       1.200%          11/01/2002       $    50,087
                                                Total Short-Term Investments
                                                (at amortized cost)                                                    50,087
-------------------------------------------------------------------------------------------------------------------

                                                Total Investments
                                                (Cost $22,946,627)                                                $19,893,536
-------------------------------------------------------------------------------------------------------------------

----------------
*    Non-income producing security
(a)  The  categories  of  investements  are  shown  as  a  percentage  of  total investments.

             The accompanying notes to the financial statements are an integral part of this schedule.

                             Schedule of Investments
                        The AAL Large Company Index Fund
                              October 31, 2002 (a)
                                   (unaudited)
-------------------------------------------------------------------------------------------------------------------

    Shares       Common Stocks (99.6%)                     Market Value
-------------------------------------------------------------------------------------------------------------------
Communication Services (4.4%)
-------------------------------------------------------------------------------------------------------------------
      1,900      ALLTEL Corporation                     $        94,449
     22,953      AT&T Corporation                               299,307
     16,155      AT&T Wireless Services, Inc. *                 110,985
     11,200      BellSouth Corporation                          292,880
        800      CenturyTel, Inc.                                22,664
      1,600      Citizens Communications Company *               13,312
      5,400      Nextel Communications, Inc. *                   60,912
      9,975      Qwest Communications
                 International, Inc.                             33,815
     19,800      SBC Communications, Inc.                       508,068
      5,300      Sprint FON Group                                65,826
      5,900      Sprint PCS Group *                              20,532
     16,284      Verizon Communications, Inc.                   614,884
                 Total Communication Services                 2,137,634
-------------------------------------------------------------------------------------------------------------------

Consumer Discretionary (13.5%)
-------------------------------------------------------------------------------------------------------------------
        300      American Greetings Corporation                   4,512
     26,600      AOL Time Warner, Inc. *                        392,350
        700      AutoZone, Inc. *                                60,039
      1,700      Bed Bath & Beyond, Inc. *                       60,282
      1,900      Best Buy Company, Inc. *                        39,159
        600      Big Lots, Inc. *                                 9,960
        500      Black & Decker Corporation                      23,380
        500      Brunswick Corporation                           10,290
      3,500      Carnival Corporation                            91,420
        400      Centex Corporation                              18,192
      1,200      Circuit City Group                              11,892
      3,700      Clear Channel Communications, Inc. *           137,085
      5,600      Comcast Corporation *                          128,856
        400      Cooper Tire & Rubber Company                     5,204
      2,700      Costco Wholesale Corporation *                  91,611
        800      Dana Corporation                                 8,000
        950      Darden Restaurants, Inc.                        18,031
      3,300      Delphi Corporation                              22,968
        500      Dillard's, Inc.                                  8,245
      1,925      Dollar General Corporation                      26,873
        500      Dow Jones & Company, Inc.                       17,560
      1,700      Eastman Kodak Company                           56,015
      1,800      eBay, Inc. *                                   113,868
      1,000      Family Dollar Stores, Inc.                      30,790
      1,200      Federated Department Stores, Inc. *             36,840
     10,800      Ford Motor Company                              91,368
        900      Fortune Brands, Inc.                            45,054
      1,600      Gannett Company, Inc.                          121,488
      5,100      Gap, Inc.                                       60,027
      3,300      General Motors Corporation                     109,725
        900      Goodyear Tire & Rubber Company                   6,390
      1,800      Harley-Davidson, Inc.                           94,140
        700      Harrah's Entertainment, Inc. *                  29,400
      1,000      Hasbro, Inc.                                    10,220
      2,200      Hilton Hotels Corporation                       27,060
     14,100      Home Depot, Inc.                               407,208
        500      International Game Technology *                 37,605
      2,200      Interpublic Group of Companies, Inc.            26,334
      1,600      J.C. Penney Company, Inc.                       30,480
        600      Johnson Controls, Inc.                          46,800
        800      Jones Apparel Group, Inc. *                     27,712
        300      KB Home                                         14,160
        500      Knight Ridder, Inc.                             30,090
      2,000      Kohl's Corporation *                           116,900
      1,100      Leggett & Platt, Inc.                           22,935
      3,100      Limited Brands, Inc.                            48,577
        600      Liz Claiborne, Inc.                             17,832
      4,700      Lowe's Companies, Inc.                         196,131
      1,400      Marriott International, Inc.                    43,302
      2,600      Mattel, Inc.                                    47,736
      1,700      May Department Stores Company                   39,695
        400      Maytag Corporation                              10,320
      7,600      McDonald's Corporation                         137,636
      1,200      McGraw-Hill Companies, Inc.                     77,400
        300      Meredith Corporation                            13,665
        900      New York Times Company                          43,569
      1,600      Newell Rubbermaid, Inc.                         51,872
      1,600      NIKE, Inc.                                      75,504
        800      Nordstrom, Inc.                                 15,936
      1,800      Office Depot, Inc. *                            25,902
      1,100      Omnicom Group, Inc.                             63,393
        400      Pulte Homes, Inc.                               18,368
      1,000      RadioShack Corporation                          20,900
        300      Reebok International, Ltd. *                     8,475
      1,900      Sears, Roebuck and Company                      49,894
        900      Sherwin-Williams Company                        24,615
        300      Snap-On, Inc.                                    7,815
        500      Stanley Works                                   16,185
      2,700      Staples, Inc. *                                 41,850
      2,300      Starbucks Corporation *                         54,625
      1,200      Starwood Hotels & Resorts
                 Worldwide, Inc.                                 27,960
      5,400      Target Corporation                             162,648
        900      Tiffany & Company                               23,562
      3,200      TJX Companies, Inc.                             65,664
        600      TMP Worldwide, Inc. *                            9,288
      1,200      Toys "R" Us, Inc. *                             11,988
      1,800      Tribune Company                                 86,490
        800      TRW, Inc.                                       42,640
        300      Tupperware Corporation                           4,842
      1,400      Univision Communications, Inc. *                36,274
        700      VF Corporation                                  25,774
     10,544      Viacom, Inc., Class B *                        470,368
        753      Visteon Corporation                              4,962
     26,600      Wal-Mart Stores, Inc.                        1,424,430
     12,100      Walt Disney Company                            202,070
        700      Wendy's International, Inc.                     22,176
        400      Whirlpool Corporation                           18,644
      1,700      Yum! Brands, Inc. *                             38,301
                 Total Consumer Discretionary                 6,607,796
-------------------------------------------------------------------------------------------------------------------

Consumer Staples (9.8%)
-------------------------------------------------------------------------------------------------------------------
        200      Adolph Coors Company                            13,696
        400      Alberto-Culver Company                          20,648
      2,400      Albertson's, Inc.                               53,544
      5,200      Anheuser-Busch Companies, Inc.                 274,352
      3,838      Archer Daniels Midland Company                  52,274
      1,400      Avon Products, Inc.                             67,886
        400      Brown-Foreman Corporation, Class B              28,916
      2,400      Campbell Soup Company                           50,592
      1,400      Clorox Company                                  62,902
     14,800      Coca-Cola Company                              687,904
      2,700      Coca-Cola Enterprises, Inc.                     64,368
      3,300      Colgate-Palmolive Company                      181,434
      3,200      ConAgra Foods, Inc.                             77,600
      2,300      CVS Corporation                                 63,779
      2,200      General Mills, Inc.                             90,904
      6,300      Gillette Company                               188,244
      2,100      H.J. Heinz Company                              67,536
        800      Hershey Foods Corporation                       52,056
      2,400      Kellogg Company                                 76,464
      3,100      Kimberly-Clark Corporation                     159,650
      4,700      Kroger Company *                                69,748
      1,525      Monsanto Company                                25,208
      1,700      Pepsi Bottling Group, Inc.                      45,815
     10,590      PepsiCo, Inc.                                  467,019
     12,600      Philip Morris Companies, Inc.                  513,450
      7,800      Procter & Gamble Company                       689,910
        500      R.J. Reynolds Tobacco Holdings, Inc.            20,275
      2,800      Safeway, Inc. *                                 64,680
      4,700      Sara Lee Corporation                           107,301
        700      SUPERVALU, Inc.                                 11,760
      4,000      SYSCO Corporation                              126,720
      1,000      UST, Inc.                                       30,590
      6,100      Walgreen Company                               205,875
        800      Winn-Dixie Stores, Inc.                         12,016
      1,400      Wm. Wrigley Jr. Company                         73,878
                 Total Consumer Staples                       4,798,994
-------------------------------------------------------------------------------------------------------------------

Energy (5.8%)
-------------------------------------------------------------------------------------------------------------------
        500      Amerada Hess Corporation                        25,650
      1,527      Anadarko Petroleum Corporation                  68,013
        880      Apache Corporation                              47,573
        400      Ashland, Inc.                                   10,500
      2,000      Baker Hughes, Inc.                              58,100
        900      BJ Services Company *                           27,297
      1,200      Burlington Resources, Inc.                      49,440
      6,410      ChevronTexaco Corporation                      433,508
      4,090      ConocoPhillips                                 198,365
        900      Devon Energy Corporation                        45,450
        700      EOG Resources, Inc.                             25,921
     40,300      Exxon Mobil Corporation                      1,356,498
      2,600      Halliburton Company                             42,068
        600      Kerr-McGee Corporation                          26,100
      1,800      Marathon Oil Corporation                        37,620
        900      Nabors Industries, Ltd.                         31,473
        800      Noble Corporation *                             25,856
      2,200      Occidental Petroleum Corporation                62,766
        500      Rowan Companies, Inc.                           10,195
      3,500      Schlumberger, Ltd.                             140,385
        400      Sunoco, Inc.                                    11,992
      1,900      Transocean, Inc.                                41,762
      1,700      Unocal Corporation                              46,988
                 Total Energy                                 2,823,520
-------------------------------------------------------------------------------------------------------------------

Financials (20.6%)
-------------------------------------------------------------------------------------------------------------------
      1,600      ACE, Ltd.                                       49,200
      3,100      AFLAC, Inc.                                     94,364
      4,200      Allstate Corporation                           167,076
        700      Ambac Financial Group, Inc.                     43,260
      7,900      American Express Company                       287,323
     15,594      American International Group, Inc.             975,405
      2,100      AmSouth Bancorporation                          41,160
      1,600      Aon Corporation                                 29,328
      9,000      Bank of America Corporation                    628,200
      4,300      Bank of New York Company, Inc.                 111,800
      7,000      BANK ONE Corporation                           269,990
      2,900      BB&T Corporation                               105,125
        600      Bear Stearns Companies, Inc.                    36,630
      1,300      Capital One Financial Corporation               39,611
      8,100      Charles Schwab Corporation                      74,358
      1,318      Charter One Financial, Inc.                     39,909
      1,000      Chubb Corporation                               56,410
      1,000      Cincinnati Financial Corporation                37,990
     30,206      Citigroup, Inc.                              1,116,112
      1,100      Comerica, Inc.                                  48,026
        800      Countrywide Credit Industries, Inc. *           40,248
      2,500      Equity Office Properties Trust                  60,200
      1,600      Equity Residential                              37,952
      6,000      Federal National Mortgage Association          401,160
      3,483      Fifth Third Bancorp                            221,171
        800      First Tennessee National Corporation            29,664
      6,208      FleetBoston Financial Corporation              145,205
      1,600      Franklin Resources, Inc.                        52,784
      4,200      Federal Home Loan Mortgage
                 Corporation                                    258,636
        900      Golden West Financial Corporation               62,154
      2,900      Goldman Sachs Group, Inc.                      207,640
      1,500      Hartford Financial Services Group, Inc.         59,250
      2,700      Household International, Inc.                   64,152
      1,440      Huntington Bancshares, Inc.                     27,230
     11,830      J.P. Morgan Chase & Company                    245,473
        850      Jefferson-Pilot Corporation                     34,128
      1,700      John Hancock Financial Services, Inc.           49,810
      2,500      KeyCorp                                         61,075
      1,500      Lehman Brothers Holdings, Inc.                  79,905
      1,100      Lincoln National Corporation                    33,561
      1,100      Loews Corporation                               47,454
      3,200      Marsh & McLennan Companies, Inc.               149,472
      1,200      Marshall & Ilsley Corporation                   33,792
        850      MBIA, Inc.                                      37,103
      7,550      MBNA Corporation                               153,341
      2,600      Mellon Financial Corporation                    73,554
      5,200      Merrill Lynch & Company, Inc.                  197,340
      4,200      MetLife, Inc.                                  100,296
        600      MGIC Investment Corporation                     25,176
        900      Moody's Corporation                             42,390
      6,500      Morgan Stanley                                 252,980
      3,600      National City Corporation                       97,668
      1,000      North Fork Bancorporation, Inc.                 38,460
      1,300      Northern Trust Corporation                      45,266
      1,700      PNC Financial Services Group, Inc.              69,122
      2,100      Principal Financial Group, Inc.                 58,905
      1,300      Progressive Corporation                         71,500
      1,700      Providian Financial Corporation                  7,565
      3,500      Prudential Financial, Inc.                     102,200
      1,300      Regions Financial Corporation                   44,031
        800      SAFECO Corporation                              28,448
      1,100      Simon Property Group, Inc.                      37,565
      1,000      SLM Corporation                                102,740
      2,100      SouthTrust Corporation                          53,802
      1,300      St. Paul Companies, Inc.                        42,640
      1,900      State Street Corporation                        78,603
      1,300      Stilwell Financial, Inc.                        15,223
      1,700      SunTrust Banks, Inc.                           103,428
      1,700      Synovus Financial Corporation                   34,833
        700      T. Rowe Price Group, Inc.                       19,761
        700      Torchmark Corporation                           25,060
      5,938      Travelers Property Casualty
                 Corporation*                                    80,282
     11,424      U.S. Bancorp                                   240,932
      1,150      Union Planters Corporation                      32,499
      1,400      UNUMProvident                                   28,728
      8,200      Wachovia Corporation                           285,278
      5,800      Washington Mutual, Inc.                        207,407
     10,200      Wells Fargo & Company                          514,793
        800      XL Capital, Ltd.                                60,919
        600      Zions Bancorporation                            24,126
                 Total Financials                            10,087,357
-------------------------------------------------------------------------------------------------------------------

Health Care (14.8%)
-------------------------------------------------------------------------------------------------------------------
      9,300      Abbott Laboratories                            389,391
        900      Aetna, Inc.                                     36,270
        800      Allergan, Inc.                                  43,560
        700      AmerisourceBergen Corporation                   49,805
      7,640      Amgen, Inc. *                                  355,718
        900      Anthem, Inc. *                                  56,700
      1,200      Applera Corporation                             24,276
        300      Bausch & Lomb, Inc.                              9,330
      3,600      Baxter International, Inc.                      90,072
      1,500      Becton, Dickinson and Company                   44,265
        900      Biogen, Inc. *                                  33,021
      1,575      Biomet, Inc.                                    46,400
      2,400      Boston Scientific Corporation *                 90,312
     11,500      Bristol-Myers Squibb Company                   283,015
        300      C.R. Bard, Inc.                                 16,779
      2,750      Cardinal Health, Inc.                          190,328
      1,100      Chiron Corporation *                            43,450
        800      CIGNA Corporation                               28,912
      6,700      Eli Lilly and Company                          371,850
      1,100      Forest Laboratories, Inc. *                    107,789
      1,300      Genzyme Corporation *                           36,205
      1,800      Guidant Corporation *                           53,226
      3,100      HCA, Inc.                                      134,819
      1,400      Health Management Associates, Inc.              26,768
      2,300      HEALTHSOUTH Corporation *                       10,005
      1,000      Humana, Inc. *                                  12,180
     17,788      Johnson & Johnson                            1,045,045
      1,433      King Pharmaceuticals, Inc. *                    21,997
        600      Manor Care, Inc. *                              11,862
      1,700      McKesson Corporation                            50,677
      1,500      MedImmune, Inc. *                               38,325
      7,300      Medtronic, Inc.                                327,040
     13,400      Merck & Company, Inc.                          726,816
     36,900      Pfizer, Inc.                                 1,172,313
      7,757      Pharmacia Corporation                          333,551
        700      Quintiles Transnational Corporation *            7,525
      8,700      Schering-Plough Corporation                    185,745
      1,100      St. Jude Medical, Inc. *                        39,171
      1,200      Stryker Corporation                             75,720
      2,950      Tenet Healthcare Corporation *                  84,813
      1,800      UnitedHealth Group, Inc.                       163,710
        600      Watson Pharmaceuticals, Inc. *                  16,494
        900      WellPoint Health Networks, Inc. *               67,689
      7,900      Wyeth Corporation                              264,650
      1,170      Zimmer Holdings, Inc. *                         48,227
                 Total Health Care                            7,265,816
-------------------------------------------------------------------------------------------------------------------

Industrials (11.4%)
-------------------------------------------------------------------------------------------------------------------
      2,400      3M Company                                     304,656
      1,100      Allied Waste Industries, Inc. *                  8,965
      1,100      American Power Conversion
                 Corporation *                                   14,212
        500      American Standard Companies, Inc. *             33,350
        900      AMR Corporation *                                4,248
      1,000      Apollo Group, Inc. *                            41,500
      3,700      Automatic Data Processing, Inc.                157,361
        700      Avery Dennison Corporation                      43,568
      5,000      Boeing Company                                 148,750
      2,300      Burlington Northern Santa Fe
                 Corporation                                     59,179
      2,100      Caterpillar, Inc.                               85,785
      6,200      Cendant Corporation *                           71,300
      1,000      Cintas Corporation                              47,270
      3,000      Concord EFS, Inc. *                             42,840
      1,000      Convergys Corporation *                         14,880
        600      Cooper Industries, Ltd.                         18,894
        300      Crane Company                                    5,511
      1,300      CSX Corporation                                 35,880
        200      Cummins, Inc.                                    4,792
        900      Danaher Corporation                             52,065
      1,400      Deere & Company                                 64,946
        700      Delta Air Lines, Inc.                            7,056
        400      Deluxe Corporation                              18,488
      1,200      Dover Corporation                               30,096
        400      Eaton Corporation                               27,356
      2,500      Emerson Electric Company                       120,450
        800      Equifax, Inc.                                   18,848
      1,800      FedEx Corporation                               95,742
      4,500      First Data Corporation                         157,230
      1,150      Fiserv, Inc. *                                  35,926
        500      Fluor Corporation                               11,825
      1,200      General Dynamics Corporation                    94,956
     59,400      General Electric Company                     1,499,850
      1,000      Genuine Parts Company                           29,540
        600      Goodrich Corporation                             9,060
      1,100      H&R Block, Inc.                                 48,818
      4,900      Honeywell International, Inc.                  117,306
      1,900      Illinois Tool Works, Inc.                      116,660
      1,600      IMS Health, Inc.                                24,064
      1,000      Ingersoll-Rand Company, Ltd.                    39,000
        600      ITT Industries, Inc.                            38,988
      2,700      Lockheed Martin Corporation                    156,330
      2,900      Masco Corporation                               59,624
        300      McDermott International, Inc. *                  1,065
      1,125      Molex, Inc.                                     29,711
        300      Navistar International Corporation *             6,726
      2,300      Norfolk Southern Corporation                    46,460
        700      Northrop Grumman Corporation                    72,191
        750      PACCAR, Inc.                                    33,090
        700      Pall Corporation                                12,159
        700      Parker Hannifin Corporation                     30,541
      2,250      Paychex, Inc.                                   64,845
      1,400      Pitney Bowes, Inc.                              46,970
        400      Power-One, Inc. *                                2,152
        600      R.R. Donnelley & Sons Company                   12,030
      2,400      Raytheon Company                                70,800
      1,000      Robert Half International, Inc. *               16,700
      1,100      Rockwell Automation, Inc.                       18,205
      1,100      Rockwell Collins                                24,783
        300      Ryder System, Inc.                               6,885
        872      Sabre, Inc. *                                   16,725
      4,550      Southwest Airlines Company                      66,430
        800      Textron, Inc.                                   32,800
        300      Thomas & Betts Corporation *                     4,968
     11,907      Tyco International, Ltd.                       172,175
      1,500      Union Pacific Corporation                       88,575
      6,700      United Parcel Service, Inc., Class B           402,067
      2,800      United Technologies Corporation                172,676
        600      W.W. Grainger, Inc.                             29,076
      3,600      Waste Management, Inc.                          82,872
                 Total Industrials                            5,580,842
-------------------------------------------------------------------------------------------------------------------

Information Technology (14.1%)
-------------------------------------------------------------------------------------------------------------------
      4,700      ADC Telecommunications, Inc. *                   7,426
      1,400      Adobe Systems, Inc.                             33,096
      2,000      Advanced Micro Devices, Inc. *                  12,280
      2,677      Agilent Technologies, Inc. *                    36,809
      2,200      Altera Corporation *                            25,784
      2,200      Analog Devices, Inc. *                          58,960
        500      Andrew Corporation *                             4,300
      2,100      Apple Computer, Inc. *                          33,747
      9,800      Applied Materials, Inc. *                      147,294
      1,700      Applied Micro Circuits Corporation *             6,630
        600      Autodesk, Inc.                                   7,020
      2,116      Avaya, Inc. *                                    4,232
      1,400      BMC Software, Inc. *                            22,316
      1,600      Broadcom Corporation *                          19,168
      2,500      CIENA Corporation *                              9,200
     43,600      Cisco Systems, Inc. *                          487,448
      1,000      Citrix Systems, Inc. *                           7,550
      3,400      Computer Associates International, Inc.         50,524
      1,000      Computer Sciences Corporation *                 32,290
      2,200      Compuware Corporation *                         10,672
      1,100      Comverse Technology, Inc. *                      7,920
      5,600      Corning, Inc. *                                 10,472
     15,500      Dell Computer Corporation *                    443,455
        900      Electronic Arts, Inc. *                         58,608
      2,800      Electronic Data Systems Corporation             42,168
     13,100      EMC Corporation *                               66,941
      1,900      Gateway, Inc. *                                  5,700
     18,131      Hewlett-Packard Company                        286,470
     39,700      Intel Corporation                              686,810
     10,100      International Business Machines
                 Corporation                                    797,294
      1,300      Intuit, Inc. *                                  67,496
      1,100      Jabil Circuit, Inc. *                           16,973
      8,100      JDS Uniphase Corporation *                      18,152
      1,100      KLA-Tencor Corporation *                        39,171
        800      Lexmark International, Inc. *                   47,536
      1,900      Linear Technology Corporation                   52,516
      2,200      LSI Logic Corporation *                         12,980
     20,400      Lucent Technologies, Inc. *                     25,092
      1,900      Maxim Integrated Products, Inc.                 60,496
        500      Mercury Interactive Corporation *               13,185
      3,600      Micron Technology, Inc. *                       57,600
     32,300      Microsoft Corporation *                      1,727,081
        300      Millipore Corporation                           10,203
     13,671      Motorola, Inc.                                 125,363
      1,000      National Semiconductor Corporation *            13,280
        600      NCR Corporation *                               13,344
      2,000      Network Appliance, Inc. *                       17,942
      2,100      Novell, Inc. *                                   5,103
        900      Novellus Systems, Inc. *                        28,440
        900      NVIDIA Corporation *                            10,710
     32,400      Oracle Corporation *                           330,156
      1,500      Parametric Technology Corporation *              3,465
      1,800      PeopleSoft, Inc. *                              32,580
        700      PerkinElmer, Inc.                                4,872
        900      PMC-Sierra, Inc. *                               4,383
        600      QLogic Corporation *                            20,886
      4,600      QUALCOMM, Inc. *                               158,792
      1,100      Rational Software Corporation *                  7,282
      3,100      Sanmina-SCI Corporation *                        9,548
        900      Scientific-Atlanta, Inc.                        10,989
      2,800      Siebel Systems, Inc. *                          21,056
      4,900      Solectron Corporation *                         11,025
     19,300      Sun Microsystems, Inc. *                        57,147
      1,700      SunGard Data Systems, Inc. *                    37,689
      1,350      Symbol Technologies, Inc.                       11,678
        500      Tektronix, Inc. *                                8,835
      2,400      Tellabs, Inc. *                                 18,432
      1,000      Teradyne, Inc. *                                12,110
     10,300      Texas Instruments, Inc.                        163,358
      1,000      Thermo Electron Corporation *                   18,390
      1,900      Unisys Corporation *                            16,587
      2,400      VERITAS Software Corporation *                  36,600
        800      Waters Corporation *                            20,144
      4,300      Xerox Corporation *                             28,552
      2,000      Xilinx, Inc. *                                  37,980
      3,500      Yahoo!, Inc. *                                  52,220
                 Total Information Technology                 6,920,003
-------------------------------------------------------------------------------------------------------------------

Materials (2.6%)
-------------------------------------------------------------------------------------------------------------------
      1,400      Air Products and Chemicals, Inc.                61,880
      5,024      Alcoa, Inc.                                    110,829
        400      Allegheny Technologies, Inc.                     2,740
        400      Ball Corporation                                19,372
        300      Bemis Company, Inc.                             15,627
        300      Boise Cascade Corporation                        7,137
      5,383      Dow Chemical Company                           139,904
      5,900      E.I. du Pont de Nemours and Company            243,375
        500      Eastman Chemical Company                        18,170
        800      Ecolab, Inc.                                    38,600
        700      Engelhard Corporation                           15,505
        800      Freeport-McMoRan Copper &
                 Gold, Inc.*                                      9,760
      1,305      Georgia-Pacific Group                           15,921
        300      Great Lakes Chemical Corporation                 7,296
        600      Hercules, Inc. *                                 5,760
        600      International Flavors and Fragrances, Inc.      20,130
      2,912      International Paper Company                    101,716
        600      Louisiana-Pacific Corporation                    4,044
      1,182      Meadwestvaco Corporation                        24,763
      2,400      Newmont Mining Corporation                      59,328
        500      Nucor Corporation                               21,070
        900      Pactiv Corporation *                            17,856
        500      Phelps Dodge Corporation *                      15,510
      1,100      Plum Creek Timber Company, Inc.                 24,871
      1,000      PPG Industries, Inc.                            47,030
      1,000      Praxair, Inc.                                   54,500
      1,300      Rohm and Haas Company                           43,251
        500      Sealed Air Corporation *                         7,660
        400      Sigma-Aldrich Corporation                       18,300
        300      Temple-Inland, Inc.                             12,306
        600      United States Steel Corporation                  7,710
        600      Vulcan Materials Company                        20,136
      1,300      Weyerhaeuser Company                            58,890
        500      Worthington Industries, Inc.                     9,420
                 Total Materials                              1,280,367
-------------------------------------------------------------------------------------------------------------------

Utilities (2.6%)
-------------------------------------------------------------------------------------------------------------------
      3,200      AES Corporation *                                5,664
        700      Allegheny Energy, Inc.                           3,990
        900      Ameren Corporation                              36,360
      2,040      American Electric Power Company, Inc.           52,306
      2,200      Calpine Corporation *                            4,400
      1,800      CenterPoint Energy, Inc.                        12,744
      1,000      CINergy Corporation                             31,110
        800      CMS Energy Corporation                           6,264
      1,300      Consolidated Edison, Inc.                       55,341
      1,000      Constellation Energy Group, Inc.                25,580
      1,846      Dominion Resources, Inc.                        88,608
      1,000      DTE Energy Company                              45,090
      5,300      Duke Energy Corporation                        108,597
      2,200      Dynegy, Inc.                                     1,496
      1,900      Edison International *                          19,095
      3,415      El Paso Corporation                             26,466
      1,300      Entergy Corporation                             57,317
      1,950      Exelon Corporation                              98,280
      1,800      FirstEnergy Corporation                         58,410
      1,100      FPL Group, Inc.                                 64,878
        800      KeySpan Corporation                             29,224
        700      Kinder Morgan, Inc.                             25,627
      2,396      Mirant Corporation *                             5,127
        300      Nicor, Inc.                                      9,312
      1,237      NiSource, Inc.                                  20,435
      2,300      Pacific Gas & Electric Company *                24,955
        200      Peoples Energy Corporation                       7,270
        500      Pinnacle West Capital Corporation               14,250
      1,000      PPL Corporation                                 34,610
      1,355      Progress Energy, Inc.                           56,531
      1,200      Public Service Enterprise Group, Inc.           34,380
      1,211      Sempra Energy                                   26,812
      4,200      Southern Company                               124,740
      1,000      TECO Energy, Inc.                               14,800
      1,600      TXU Corporation                                 22,960
      3,000      Williams Companies, Inc.                         5,640
      2,310      Xcel Energy, Inc.                               24,024
                 Total Utilities                              1,282,693
-------------------------------------------------------------------------------------------------------------------

                 Total Common Stocks
                 (Cost $63,674,586)                          48,785,022
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
    Principal                                                                  Interest          Maturity           Market
      Amount     Short-Term Investments (0.4%)                                   Rate              Date              Value
 $    197,668    The AAL Money Market Fund                                       1.200%          11/01/2002       $   197,668
                                                Total Short-Term Investments
                                                (at amortized cost)                                                   197,668
-------------------------------------------------------------------------------------------------------------------

                                                Total Investments
                                                (Cost $63,872,254)                                                $48,982,690
-------------------------------------------------------------------------------------------------------------------

------------------------
*    Non-income producing security
(a)  The  categories  of  investements  are  shown  as  a  percentage  of  total investments.

             The accompanying notes to the financial statements are an integral part of this schedule.

                                              Schedule of Investments
                                              The AAL Bond Index Fund
                                               October 31, 2002 (a)
                                                    (unaudited)

===================================================================================================================
    Principal
      Amount     Long-Term Fixed Income (92.4%)                              Interest Rate     Maturity Date     Market Value
Asset-Backed Securities (2.8%)
-------------------------------------------------------------------------------------------------------------------
 $    100,000    Advanta Mortgage Loan Trust                                     7.750%          10/25/2026       $   108,754
      500,000    Chase Credit Card Master Trust                                  5.500           11/17/2008           542,414
      300,000    Citibank Credit Issuance Trust                                  5.650           06/16/2008           327,023
      500,000    Citibank Credit Issuance Trust                                  4.100           12/07/2006           519,411
      125,000    EQCC Home Equity Loan Trust                                     6.930           02/15/2029           132,913
      571,407    Ford Credit Auto Owner Trust                                    5.120           10/15/2004           579,963
      300,000    Residential Asset Securities Corporation                        4.790           10/25/2019           303,260
       38,526    The Money Store Home Equity Trust                               6.877           01/15/2029            40,489
                                                Total Asset-Backed Securities                                       2,554,227
-------------------------------------------------------------------------------------------------------------------

Capital Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
      400,000    Boeing Capital Corporation                                      5.650           05/15/2006           409,901
      250,000    Raytheon Company                                                6.150           11/01/2008           263,650
                                                Total Capital Goods                                                   673,551
-------------------------------------------------------------------------------------------------------------------

Commercial (2.7%)
-------------------------------------------------------------------------------------------------------------------
      300,000    Banc of America Commercial Mortgage, Inc.                       5.118           07/11/2043           307,501
       93,308    Bear Stearns Commercial Mortgage Securities                     5.910           02/14/2031           100,250
       86,731    Bear Stearns Commercial Mortgage Securities                     7.110           09/15/2009            97,032
      400,000    CS First Boston Mortgage Securities Corporation                 6.480           05/17/2040           446,946
      100,000    First Union National Bank Commercial Mortgage Trust             7.390           11/15/2009           116,547
      110,000    Morgan Stanley Capital I, Inc.                                  6.210           11/15/2031           122,161
      438,072    Morgan Stanley Capital I, Inc.                                  6.250           03/15/2030           464,284
      100,000    Morgan Stanley Capital I, Inc.                                  6.550           03/15/2030           111,792
      310,000    Morgan Stanley Dean Witter Capital I, Inc.                      7.110           04/15/2033           357,514
      150,000    Nationslink Funding Corporation                                 6.316           11/20/2008           167,164
      200,000    Nationslink Funding Corporation                                 7.181           06/20/2031           224,861
                                                Total Commercial                                                    2,516,052
-------------------------------------------------------------------------------------------------------------------

Communications (2.5%)
-------------------------------------------------------------------------------------------------------------------
      200,000    AT&T Wireless Services, Inc.                                    7.875           03/01/2011           174,000
      350,000    Bellsouth Corporation                                           6.875           10/15/2031           376,376
      150,000    Cingular Wireless, Inc.                                         6.500           12/15/2011           147,664
      400,000    Comcast Cable Communications, Inc.                              6.200           11/15/2008           381,603
      470,000    Cox Radio, Inc.                                                 6.250           05/15/2003           472,151
       95,000    GTE North, Inc.                                                 7.625           05/15/2026            94,144
      100,000    SBC Communications, Inc.                                        5.875           02/01/2012           106,235
      200,000    Sprint Capital Corporation                                      7.125           01/30/2006           171,681
       75,000    Telephone and Data Systems, Inc.                                7.000           08/01/2006            81,539
      300,000    Verizon Global Funding Corporation                              7.750           12/01/2030           321,455
                                                Total Communications                                                2,326,848
-------------------------------------------------------------------------------------------------------------------

Consumer Cyclical (2.1%)
-------------------------------------------------------------------------------------------------------------------
      350,000    DaimlerChrysler North American Holdings Corporation             6.400           05/15/2006           370,850
      100,000    Ford Motor Company                                              7.500           08/01/2026            76,716
      300,000    Ford Motor Credit Company                                       6.500           01/25/2007           271,726
      400,000    General Motors Acceptance Corporation                           8.000           11/01/2031           357,150
      100,000    Sears, Roebuck & Company                                        6.250           01/15/2004            99,083
      300,000    Target Corporation                                              6.350           01/15/2011           326,719
      100,000    Time Warner, Inc.                                               7.250           09/01/2008           102,506
      350,000    Viacom, Inc.                                                    5.625           08/15/2012           363,443
                                                Total Consumer Cyclical                                             1,968,193
-------------------------------------------------------------------------------------------------------------------

Consumer Non-cyclical (2.6%)
-------------------------------------------------------------------------------------------------------------------
      350,000    Bunge Ltd Finance Corporation                                   7.800           10/15/2012           347,417
      400,000    ConAgra Foods, Inc.                                             6.000           09/15/2006           435,585
      300,000    General Mills, Inc.                                             6.000           02/15/2012           321,337
      100,000    H. J. Heinz Company                                             6.000           03/15/2012           108,407
      100,000    Kimberly-Clark Corporation                                      6.250           07/15/2018           109,381
      350,000    Merck & Company, Inc.                                           5.950           12/01/2028           354,633
      400,000    Safeway, Inc.                                                   7.000           09/15/2007           449,014
      300,000    Tenet Healthcare Corporation                                    6.375           12/01/2011           317,659
                                                Total Consumer NonCyclical                                          2,443,433
-------------------------------------------------------------------------------------------------------------------

Finance (6.0%)
-------------------------------------------------------------------------------------------------------------------
      400,000    Allstate Corporation                                            7.200           12/01/2009           451,608
      300,000    American General Finance Corporation                            5.750           03/15/2007           315,537
      225,000    Avalonbay Communities, Inc.                                     6.500           01/15/2005           241,576
      200,000    BB&T Corporation                                                6.500           08/01/2011           223,714
      200,000    BB&T Corporation                                                7.250           06/15/2007           231,235
      425,000    Cabot Industrial Properties, LP                                 7.125           05/01/2004           444,010
      250,000    Camden Property Trust                                           7.000           11/15/2006           274,735
      100,000    Citigroup, Inc.                                                 7.250           10/15/2011           115,301
      300,000    Citigroup, Inc.                                                 7.250           10/01/2010           339,946
      100,000    Countrywide Home Loans, Inc.                                    5.625           07/15/2009           102,348
      242,000    Countrywide Home Loans, Inc.                                    6.250           04/15/2009           257,194
      300,000    First Union National Bank                                       7.800           08/18/2010           360,293
      300,000    Lehman Brothers Holdings, Inc.                                  6.250           05/15/2006           322,754
      400,000    Morgan Stanley Dean Witter & Company                            5.800           04/01/2007           428,595
      400,000    NationsBank Corporation                                         7.250           10/15/2025           444,244
      100,000    Norwest Financial, Inc.                                         7.200           05/01/2007           115,179
      425,000    PNC Funding Corporation                                         6.875           07/15/2007           468,607
      100,000    Post Apartment Homes, LP                                        8.125           06/15/2005           111,593
      300,000    ProLogis Trust                                                  7.000           10/01/2003           309,810
                                                Total Finance                                                       5,558,279
-------------------------------------------------------------------------------------------------------------------

Industrial - Basic (1.2%)
-------------------------------------------------------------------------------------------------------------------
      350,000    International Paper Company                                     5.850           10/30/2012           359,041
      100,000    Praxair, Inc.                                                   6.500           03/01/2008           112,432
      200,000    Praxair, Inc.                                                   6.375           04/01/2012           218,696
      400,000    Weyerhaeuser Company                                            6.750           03/15/2012           419,243
                                                Total Industrial - Basic                                            1,109,412
-------------------------------------------------------------------------------------------------------------------

Industrial - Energy (1.3%)
-------------------------------------------------------------------------------------------------------------------
      400,000    Burlington Resources, Inc.                                      6.500           12/01/2011           440,860
      350,000    ConocoPhillips                                                  4.750           10/15/2012           344,808
      100,000    Marathon Oil Corporation                                        6.125           03/15/2012           104,666
      100,000    Union Oil Company of California                                 6.700           10/15/2007           112,438
      200,000    Union Oil Company of California                                 5.050           10/01/2012           195,148
                                                Total Industrial - Energy                                           1,197,920
-------------------------------------------------------------------------------------------------------------------

Industrial - Transportation (0.6%)
-------------------------------------------------------------------------------------------------------------------
      349,860    Delta Air Lines, Inc.                                           6.619           03/18/2011           316,604
      100,000    Santa Fe Pacific Corporation                                    8.625           11/01/2004           110,206
      122,697    United Air Lines, Inc. (b)                                      7.186           04/01/2011            87,190
                                                Total Industrial - Transportation                                     514,000
-------------------------------------------------------------------------------------------------------------------

Other (3.0%)
-------------------------------------------------------------------------------------------------------------------
      450,000    Canadian Government                                             6.375           11/30/2004           489,477
      100,000    Hydro-Quebec                                                    7.500           04/01/2016           123,293
      100,000    Inter-American Development Bank                                 8.500           03/15/2011           126,070
      300,000    Inter-American Development Bank                                 5.750           02/26/2008           335,701
      300,000    International Bank for Reconstruction and  Development          5.000           03/28/2006           321,964
      200,000    Korea Development Bank                                          7.250           05/15/2006           223,277
      100,000    Province of Ontario                                             5.500           10/01/2008           108,731
      100,000    Province of Quebec                                              6.500           01/17/2006           110,811
      200,000    Province of Quebec                                              7.500           07/15/2023           241,874
      200,000    Republic of Italy                                               6.000           02/22/2011           221,266
      400,000    United Mexican States                                          10.375           02/17/2009           474,200
                                                Total Other                                                         2,776,664
-------------------------------------------------------------------------------------------------------------------

Pass Through Securities (33.7%)
-------------------------------------------------------------------------------------------------------------------
      170,613    Federal Home Loan Mortgage Corporation                          8.500           07/01/2021           184,481
      235,934    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         6.500           10/01/2016           247,647
      275,672    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         5.000           12/01/2016           280,629
      411,467    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         6.500           07/01/2016           431,895
      125,759    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         5.500           04/01/2014           131,038
       70,639    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         6.000           03/01/2014            74,030
       33,043    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         7.000           12/01/2011            35,004
      478,169    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         5.000           02/01/2017           487,366
       36,381    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         9.000           04/01/2010            39,960
      325,741    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         7.500           01/01/2015           346,323
      149,422    Federal Home Loan Mortgage Corporation Gold  15-Yr. Pass
                 Through                                                         5.500           05/01/2016           154,402
       28,024    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.500           04/01/2030            29,609
      695,383    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.000           10/01/2031           726,096
      118,917    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.500           03/01/2031           123,383
      124,735    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.500           02/01/2030           131,794
      233,057    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.000           07/01/2031           240,129
      162,753    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.000           07/01/2029           167,940
      112,427    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.000           06/01/2030           117,460
      164,172    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.500           11/01/2025           170,977
       85,529    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.000           02/01/2031            89,314
      138,790    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.500           06/01/2029           144,057
      912,483    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.500           01/01/2032           946,755
      633,212    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.500           01/01/2028           671,394
      179,858    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.000           12/01/2029           187,908
      331,143    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    8.000           05/01/2027           356,717
      122,696    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.500           01/01/2030           129,678
       53,221    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    8.000           02/01/2030            56,880
      134,730    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.000           06/01/2031           138,818
      174,103    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.000           06/01/2031           181,792
      157,434    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.500           08/01/2031           163,347
      321,737    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    7.000           09/01/2031           335,947
      788,706    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    6.000           01/01/2032           812,639
       24,301    Federal Home Loan Mortgage Corporation Gold  30-Yr.
                 Pass Through                                                    8.000           10/01/2029            25,971
       34,319    Federal National Mortgage Association 15-Yr. Pass Through       7.500           08/01/2006            35,762
    1,000,000    Federal National Mortgage Association 15-Yr. Pass Through       6.000           11/01/2017         1,041,250
       89,873    Federal National Mortgage Association 15-Yr. Pass Through       6.500           05/01/2011            94,739
    2,400,000    Federal National Mortgage Association 30-Yr.  Pass Through      6.500           11/01/2032         2,486,249
    1,000,000    Federal National Mortgage Association 30-Yr. Pass Through       7.000           11/01/2032         1,044,687
       83,902    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    7.000           03/01/2009            89,040
      493,918    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.500           04/01/2013           520,386
       44,586    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.000           04/01/2011            46,849
       76,134    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.500           07/01/2013            80,256
       54,221    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.000           04/01/2013            56,873
       98,514    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.500           01/01/2014           103,674
      119,863    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.000           01/01/2014           125,726
      119,925    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.000           01/01/2014           125,791
      183,562    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.000           11/01/2014           192,541
       61,575    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    5.500           04/01/2014            64,112
       65,500    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.500           11/01/2014            68,849
      138,240    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    5.500           02/01/2017           142,746
      131,109    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    7.000           03/01/2015           138,905
       43,187    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    7.000           03/01/2015            45,757
       49,584    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.500           10/01/2013            52,241
    1,135,562    Federal National Mortgage Association  Conventional 15-Yr.
                 Pass Through                                                    6.000           06/01/2016         1,184,106
      119,369    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           06/01/2008           124,049
      237,099    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    7.000           02/01/2029           247,998
      163,667    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           02/01/2029           169,831
    1,010,214    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           07/01/2028         1,048,259
    1,182,508    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           06/01/2031         1,225,926
       84,529    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    7.500           08/01/2028            89,723
      198,044    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           05/01/2031           205,301
    1,000,000    Federal National Mortgage Association  Conventional 30 Yr.
                 Pass Through                                                    6.000           11/01/2032         1,027,500
      214,418    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           04/01/2024           223,898
      697,392    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           07/01/2032           722,963
      178,495    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    7.000           03/01/2024           187,581
      192,522    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    7.500           08/01/2023           205,455
      380,251    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           04/01/2031           391,426
      234,316    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           03/01/2028           243,140
       31,988    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    7.500           01/01/2030            33,845
      128,110    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           12/01/2028           132,236
       81,515    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    7.000           11/01/2029            85,262
       73,122    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           08/01/2029            75,834
      146,959    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           12/01/2028           151,692
      557,430    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           10/01/2028           575,385
       88,687    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           04/01/2031            91,294
      238,444    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           07/01/2029           246,124
      335,645    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           03/01/2029           348,286
      358,934    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           05/01/2029           370,495
      128,005    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           05/01/2031           131,767
       70,399    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    7.000           12/01/2025            73,900
    1,170,463    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.500           05/01/2031         1,213,352
       53,869    Federal National Mortgage Association  Conventional 30-Yr.
                 Pass Through                                                    6.000           03/01/2028            55,604
      867,353    Federal Home Loan Mortgage Corporation 30-Yr. Pass
                 Through                                                         7.000           08/01/2032           905,697
      104,263    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.000           03/15/2031           109,498
       29,339    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.000           12/15/2029            31,454
       72,054    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.000           07/15/2026            77,650
       65,878    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.000           12/15/2029            70,627
      110,839    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.500           03/15/2029           115,648
       32,193    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.000           10/15/2028            34,593
      162,098    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.500           01/15/2029           169,132
      170,825    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.000           01/15/2029           179,576
       24,958    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.000           07/15/2030            26,741
       32,431    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.000           05/15/2030            34,748
      490,441    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.000           08/15/2028           515,844
      123,988    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.500           06/15/2029           129,368
       97,423    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.000           07/15/2029           102,414
       64,097    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.500           12/15/2029            68,196
       86,262    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.500           09/15/2029            91,778
       30,482    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.500           10/15/2029            32,431
       39,284    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.500           01/15/2017            43,229
      301,224    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.500           11/15/2030           320,322
      634,954    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.500           09/15/2031           661,863
      176,087    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.000           06/15/2031           182,444
      130,520    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.500           04/15/2032           136,050
      287,861    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.000           09/15/2031           302,315
       74,311    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         7.500           09/15/2023            79,549
       45,343    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.000           01/15/2025            48,928
       36,115    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         8.500           12/15/2029            39,040
       82,160    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.500           06/15/2031            85,642
      354,507    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.500           07/15/2031           369,531
      452,329    Government National Mortgage Association  30-Yr. Pass
                 Through                                                         6.500           02/15/2032           471,493
                                                Total Pass Through Securities                                      31,235,846
-------------------------------------------------------------------------------------------------------------------

Technology (0.3%)
-------------------------------------------------------------------------------------------------------------------
      200,000    Hewlett-Packard Company                                         6.200           05/15/2003           203,498
      100,000    International Business Machines Corporation                     5.370           09/22/2003           102,837
                                                Total Technology                                                      306,335
-------------------------------------------------------------------------------------------------------------------

U.S. Government Securities (30.4%)
-------------------------------------------------------------------------------------------------------------------
      300,000    Federal Farm Credit Bank                                        5.720           04/13/2005           324,725
      150,000    Federal Home Loan Bank                                          6.125           08/15/2003           155,361
      200,000    Federal Home Loan Bank                                          5.625           02/15/2008           220,767
      200,000    Federal Home Loan Bank                                          7.375           02/13/2015           247,715
      500,000    Federal Home Loan Bank                                          4.875           11/15/2006           536,327
      800,000    Federal Home Loan Bank                                          5.125           09/15/2003           824,984
      200,000    Federal Home Loan Bank                                          5.925           04/09/2008           223,577
      660,000    Federal Home Loan Bank                                          6.900           02/07/2007           759,561
      100,000    Federal Home Loan Bank                                          6.640           12/13/2016           116,490
      350,000    Federal Home Loan Bank                                          7.250           05/15/2003           361,047
    2,000,000    Federal Home Loan Mortgage                                      2.875           09/15/2005         2,030,607
      650,000    Federal Home Loan Mortgage Corporation                          6.000           06/15/2011           725,868
      150,000    Federal Home Loan Mortgage Corporation                          7.375           05/15/2003           153,995
      300,000    Federal Home Loan Mortgage Corporation                          6.875           01/15/2005           331,186
      150,000    Federal Home Loan Mortgage Corporation                          5.750           07/15/2003           154,394
      205,000    Federal Home Loan Mortgage Corporation                          6.800           03/19/2007           236,792
      160,000    Federal Home Loan Mortgage Corporation                          7.100           04/10/2007           186,950
      400,000    Federal National Mortgage Association                           5.500           05/02/2006           437,603
      400,000    Federal National Mortgage Association                           3.875           03/15/2005           416,643
      100,000    Federal National Mortgage Association                           5.800           02/22/2006           110,143
      500,000    Federal National Mortgage Association                           6.500           08/15/2004           540,615
      500,000    Federal National Mortgage Association                           6.250           02/01/2011           551,790
      400,000    Federal National Mortgage Association                           5.250           01/15/2009           433,391
      600,000    Federal National Mortgage Association                           4.750           11/14/2003           620,123
      300,000    Federal National Mortgage Association                           6.210           08/06/2038           323,697
      150,000    Federal National Mortgage Association                           6.660           03/05/2007           171,413
      200,000    Tennessee Valley Authority                                      6.150           01/15/2038           210,902
      100,000    U.S. Treasury Bonds                                             7.500           11/15/2016           128,914
      450,000    U.S. Treasury Bonds                                             8.750           05/15/2017           640,652
      450,000    U.S. Treasury Bonds                                             8.125           08/15/2019           615,410
      100,000    U.S. Treasury Bonds                                             7.875           02/15/2021           134,531
      450,000    U.S. Treasury Bonds                                             8.125           05/15/2021           619,997
      300,000    U.S. Treasury Bonds                                             8.125           08/15/2021           413,754
      800,000    U.S. Treasury Bonds                                             6.250           08/15/2023           918,655
      400,000    U.S. Treasury Bonds                                             6.875           08/15/2025           494,281
      100,000    U.S. Treasury Bonds                                             6.500           11/15/2026           118,703
      450,000    U.S. Treasury Bonds                                            11.750           11/15/2014           676,230
      100,000    U.S. Treasury Bonds                                             6.625           02/15/2027           120,488
      300,000    U.S. Treasury Bonds                                             6.125           11/15/2027           341,109
      150,000    U.S. Treasury Bonds                                             5.500           08/15/2028           157,342
      350,000    U.S. Treasury Bonds                                             6.125           08/15/2029           399,013
      900,000    U.S. Treasury Bonds                                             6.750           08/15/2026         1,099,300
      150,000    U.S. Treasury Bonds                                            13.250           05/15/2014           235,658
      200,000    U.S. Treasury Notes                                             4.625           05/15/2006           215,469
      850,000    U.S. Treasury Notes                                             5.500           05/15/2009           958,282
      500,000    U.S. Treasury Notes                                             5.875           11/15/2004           541,686
      450,000    U.S. Treasury Notes                                             5.750           11/15/2005           497,619
      250,000    U.S. Treasury Notes                                             7.875           11/15/2004           280,679
      200,000    U.S. Treasury Notes                                            10.375           11/15/2009           233,672
      100,000    U.S. Treasury Notes                                             6.500           10/15/2006           114,973
      300,000    U.S. Treasury Notes                                             4.875           02/15/2012           323,477
    2,500,000    U.S. Treasury Notes                                             5.000           08/15/2011         2,723,194
      300,000    U.S. Treasury Notes                                             7.250           05/15/2004           326,055
    2,000,000    U.S. Treasury Notes                                             3.250           05/31/2004         2,052,500
      500,000    U.S. Treasury Notes                                             6.500           08/15/2005           560,444
      800,000    U.S. Treasury Notes                                             3.375           04/30/2004           821,908
                                                Total U.S. Government Securities                                   28,170,661
-------------------------------------------------------------------------------------------------------------------

Utilities (2.5%)
-------------------------------------------------------------------------------------------------------------------
      300,000    Arizona Public Service Company                                  6.375           10/15/2011           307,489
      300,000    Carolina Power & Light, Inc.                                    6.500           07/15/2012           312,963
      100,000    Coastal Corporation                                             6.500           05/15/2006            76,000
      200,000    El Paso Corporation                                             7.000           05/15/2011           132,000
      100,000    Enserch Corporation                                             6.564           07/01/2005            96,768
      300,000    FirstEnergy Corporation                                         6.450           11/15/2011           279,558
      400,000    Niagara Mohawk Power Corporation                                7.750           10/01/2008           460,696
      450,000    Public Service Company of Colorado                              7.875           10/01/2012           465,936
      100,000    Texas Gas Transmission Corporation                              8.625           04/01/2004            97,000
      100,000    TransCanada PipeLines, Ltd.                                     7.150           06/15/2006           110,371
                                                Total Utilities                                                     2,338,781
-------------------------------------------------------------------------------------------------------------------

                                                Total Long-Term Fixed Income
                                                (Cost $82,743,650)                                                 85,690,202
-------------------------------------------------------------------------------------------------------------------

    Principal
      Amount     Short-Term Investments (7.6%)                               Interest Rate     Maturity Date     Market Value
===================================================================================================================================
 $  2,920,000    Student Loan Market Association                                 1.550%          11/01/2002       $ 2,920,000
    4,158,504    The AAL Money Market Fund                                       1.200           11/01/2002         4,158,504
                                                Total Short-Term Investments
                                                (at amortized cost)                                                 7,078,504
-------------------------------------------------------------------------------------------------------------------

                                                Total Investments
                                                (Cost $89,822,154)                                                $92,768,706
-------------------------------------------------------------------------------------------------------------------

--------------------
(a)  The  categories  of  investements  are  shown  as  a  percentage  of  total investments.
(b)  Non-income producing, in default or bankrupt.

             The accompanying notes to the financial statements are an integral part of this schedule.

                                        Statement of Assets and Liabilities

                                                                                             The AAL Large
As of October 31, 2002                                                The AAL Mid Cap           Company           The AAL Bond
(unaudited)                                                             Index Fund            Index Fund           Index Fund
===================================================================================================================
Assets:
Investments in unaffiliated issuers at cost                           $    22,896,539      $    63,674,586      $    85,663,650
Investments in affiliated issuers at cost                                      50,087              197,668            4,158,504
Investments at value                                                  $    19,893,536      $    48,982,690      $    92,768,706

Cash                                                                             -                    -                   8,549
Dividends and interest receivable                                              15,335               63,292              974,909
Prepaid expenses                                                               10,208                7,980                8,671
Receivable for investments sold                                                  -               4,760,454              100,615
    Total Assets                                                      $    19,919,079      $    53,814,416      $    93,861,450

Liabilities:
Payable for investments purchased                                               4,262                5,612            6,681,740
Payable for trust shares redeemed                                                -               4,808,500                 -
Payable to affiliate                                                           45,573               68,966               87,696
Accrued expenses                                                              (31,770)             (51,641)             (30,358)
Dividends payable                                                                -                    -                 307,409
    Total Liabilities                                                 $        18,065      $     4,831,437      $     7,046,487

Net Assets:
Trust capital (beneficial interest)                                        23,049,619           67,387,975           84,757,324
Accumulated undistributed net investment income/(loss)                        148,923              664,703             (440,915)
Accumulated undistributed net realized loss on investments                   (244,437)          (4,180,135)            (447,998)
Net unrealized appreciation/(depreciation) on investments                  (3,053,091)         (14,889,564)           2,946,552
    Total Net Assets                                                  $    19,901,014      $    48,982,979      $    86,814,963

Total Liabilities & Capital                                           $    19,919,079      $    53,814,416      $    93,861,450

Institutional Class share net assets                                  $    19,901,014      $    48,982,979      $    86,814,963
Shares of beneficial interest outstanding (Institutional Class)             2,244,597            7,978,757            8,033,219
Net asset value per share                                             $         8.87       $         6.14       $         10.81

             The accompanying notes to the financial statements are an integral part of this schedule.

                                                Statement of Operations

                                                                                             The AAL Large
For the six months ended October 31, 2002                              The AAL Mid Cap          Company           The AAL Bond
(unaudited)                                                              Index Fund           Index Fund           Index Fund
===================================================================================================================================
Investment Income
Dividends - unaffiliated issuers                                      $       117,764      $       490,913      $          -
Dividends - affiliated issuers                                                    911                1,625               13,579
Taxable interest                                                                   48                 -               1,734,658
Foreign dividend tax withholding                                                 -                  (2,410)                -
    Total Investment Income                                           $       118,723      $       490,128      $     1,748,237

Expenses:
Adviser fees                                                                   26,690               52,227               84,955
Administrative service and pricing fees                                        14,972               15,251               18,501
Audit and Legal fees                                                           11,697               11,457               11,686
Custody fees                                                                    7,102                4,953                4,643
SEC and state registration expense                                              9,926                9,385                9,545
Shareholder maintenance fees                                                       40                   25                   37
Transfer agent services                                                           113                   76                  107
    Total Expenses Before Reimbursement                               $        70,540      $        93,373      $       129,474

Less: reimbursement from Adviser                                              (49,187)             (55,348)             (53,986)
    Total Net Expenses                                                $        21,353      $        38,025      $        75,488

    Net Investment Income                                             $        97,370      $       452,103      $     1,672,749

Realized and Unrealized Gains/(Losses) on Investments
Net realized gains/(losses) on investments                                    401,517           (3,279,518)             (38,931)
Change in net unrealized appreciation/(depreciation) on investments        (5,566,162)          (7,843,041)           2,721,955
Net Realized and Unrealized Gains/(Losses) on Investments             $    (5,164,645)     $   (10,670,457)     $     2,683,024

Net Increase/(Decrease) in Net Assets Resulting From
Operations                                                            $    (5,067,275)     $   (10,670,457)     $     4,355,773

            The accompanying notes to the financial statements are an integral part of this schedule.

                                        Statement of Changes in Net Assets

                                                                                                         The AAL Large
                                                              The AAL Mid Cap Index Fund               Company Index Fund
                                                           -------------------------------        -----------------------------
                                                              10/31/2002                           10/31/2002
For the six months ended October 31, 2002                     (unaudited)      04/30/2002          (unaudited)       04/30/2002
===================================================================================================================
Operations
Net investment income                                    $        97,370   $      148,847    $        452,103    $      559,229
Net realized gains/(losses) on investments                       401,517          (18,527)         (3,279,518)         (618,672)
Change in net unrealized appreciation/(depreciation)
   on investments                                             (5,566,162)       1,834,735          (7,843,041)       (2,517,415)
    Net Increase/(Decrease) in Net Assets
    Resulting From Operations                            $    (5,067,275)  $    1,965,055    $    (10,670,457)   $   (2,576,858)

Distributions to Shareholders                                   (132,735)        (391,902)               -             (438,942)

Trust Share Transactions                                         763,969        9,752,372          (3,325,750)       39,429,383

Net Increase/(Decrease) in Trust Capital                 $       631,234   $    9,360,470    $     (3,325,750)   $   38,990,441

Net Increase/(Decrease) in Net Assets                    $    (4,436,041)  $   11,325,525    $    (13,996,207)   $   36,413,583

Net Assets Beginning of Period                           $    24,337,055   $   13,011,530    $     62,979,186    $   26,565,603

Net Assets End of Period                                 $    19,901,014   $   24,337,055    $     48,982,979    $   62,979,186

                                                              The AAL Bond Index Fund
                                                           ------------------------------
                                                              10/31/2002
For the six months ended October 31, 2002                     (unaudited)      04/30/2002
===================================================================================================================
Operations
Net investment income                                    $     1,672,749   $    2,253,496
Net realized gains/(losses) on investments                       (38,931)          53,462
Change in net unrealized appreciation/(depreciation)
   on investments                                              2,721,955         (315,792)
    Net Increase in Net Assets
    Resulting From Operations                            $     4,355,773   $    1,991,166

Distributions to Shareholders                                 (2,132,305)      (2,802,501)

Trust Share Transactions                                      25,678,445       41,164,572

Net Increase in Trust Capital                            $    23,546,140   $   38,362,071

Net Increase in Net Assets                               $    27,901,913   $   40,353,237

Net Assets Beginning of Period                           $    58,913,050   $   18,559,813

Net Assets End of Period                                 $    86,814,963   $   58,913,050

             The accompanying notes to the financial statements are an integral part of this schedule.

Notes to Financial Statements
As of October 31, 2002 (unaudited)

(1) ORGANIZATION

The AAL Mutual Funds ("Funds" or "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management investment company under the Investment Company Act of 1940. The Trust is divided into eleven series (the "Fund(s)"), each with its own investment objective and policies. The Trust currently consists of fourteen equity Funds, five fixed-income Funds and one money market Fund. The Trust commenced operations on July 16, 1987.

On December 31, 1999, The AAL Mid Cap Index Fund, The AAL Large Company Index Fund and The AAL Bond Index Fund commenced operations. The Funds are offered to institutional investors only. The other Funds of the Trust not included above are printed under separate semiannual reports.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Funds' principal accounting policies are:

Valuation of Investments-- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted sales price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value in the circumstances, based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. For all Funds, short-term securities with maturities of 60 days or less are valued at amortized cost whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Federal Income Taxes-- No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all taxable income on a timely basis. It is also the intention of the Funds to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no Federal income taxes and no Federal income tax provision was required. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.

Income and Expenses-- Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily and is determined on the basis of interest or discount earned on any short-term investments and interest earned on all other debt securities, including accrual of market discount, original issue discount and amortization of premium.

Distributions to Shareholders-- Dividends from net investment income, if available, are declared and paid to each shareholder as a dividend. Dividend and capital gain distributions are recorded on the ex-dividend date. Net realized gains from securities transactions, if any, are distributed at least annually for all Funds, after the close of the fiscal year.

Dividends from The AAL Mid Cap Index Fund and the AAL Large Company Index Fund are declared and paid annually. Dividends from the AAL Bond Index Fund are declared daily and paid monthly.

Credit Risk-- The Funds may be susceptible to credit risk with respect to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer. Interest accruals on defaulted securities are monitored for ability to collect payment in default and adjusted accordingly.

Accounting Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other-- For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes. The Funds have no right to require registration of unregistered securities.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

Investment Advisory Fees-- The Trust has entered into an Investment Advisory Agreement with Thrivent Investment Management Inc., ("the Adviser"), under which each of the Funds pay a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

(M - Millions)                      $0 to $50M     Over $50M
-----------------------------------------------------------------
The AAL Mid Cap Index Fund              0.25%        0.200%
The AAL Large Company Index Fund        0.25%        0.175%
The AAL Bond Index Fund                 0.25%        0.175%

The Adviser voluntarily has reimbursed The AAL Mid Cap Index Fund, The AAL Large Company Index Fund and the AAL Bond Index Fund for all expenses in excess of 0.20% of average daily net assets since inception. Voluntary reimbursement of expenses to the Funds may be modified or discontinued at any time by the Adviser.

The Funds may invest cash in The AAL Money Market Fund, subject to certain limitations. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, the Funds are reimbursed for the amount of investment advisory fees paid to the Adviser through The AAL Money Market Fund.

Shareholder Servicing Plans-- The Trust has also contracted with the Adviser for certain shareholder maintenance services. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $3.60 per year per shareholder account.

Other Fees-- The Trust has entered into an Administrative Services Agreement with Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") pursuant to which Thrivent Investment Mgt. provides certain administrative services. Thrivent Investment Mgt. earned the following fees from the respective Funds for the six months ended October 31, 2002: $13,750 each for The AAL Mid Cap Stock Index Fund, The AAL Large Company Index Fund and The AAL Bond Index Fund, respectively.

Each Trustee of the Funds who is not affiliated with Thrivent Financial for Lutherans or the Adviser receives an annual fee from the Funds for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee's fees as if invested in any one of the Funds. The value of each Trustee's deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds.

Those Trustees not participating in the above plan received $19,500 in fees from the Trust for the six months ended October 31, 2002. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings. Thrivent Financial for Lutherans is the parent company for Thrivent Investment Mgmt.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase(Decrease)] at April 30, 2002:

                                      Accumulated            Accumulated
                                     Net Investment         Net Realized         Trust
                                      Income (Loss)          Gain/(Loss)        Capital
-------------------------------------------------------------------------------------------------------------------
The AAL Mid Cap Index Fund           $       (220)         $        220           -
The AAL Large Company Index Fund             (391)                  391           -
The AAL Bond Index Fund                   247,565              (247,565)          -

The tax character of distributions paid during the year ended 4/30/02 was as follows:

                                        Ordinary            Long-Term
                                         Income           Capital Gain
-------------------------------------------------------------------------------------------------------------------
The AAL Mid Cap Index Fund           $    260,226          $    131,676
The AAL Large Company Index Fund          438,942                     -
The AAL Bond Index Fund                 2,667,903               134,598

At October 31, 2002, the gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
                                        Federal             Unrealized          Unrealized        Net Appreciation/
                                        Tax Cost           Appreciation      (Depreciation)       (Depreciation)
-------------------------------------------------------------------------------------------------------------------
The AAL Mid Cap Index Fund           $ 22,946,626          $  2,003,178        $(5,056,268)        $ (3,053,090)
The AAL Large Company Index Fund       63,872,254             2,214,200        (17,103,764)         (14,889,564)
The AAL Bond Index Fund                89,822,154             3,314,877           (368,325)           2,946,552

At April 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                     Undistributed        Undistributed Long-
                                    Ordinary Income        Term Capital Gain
-------------------------------------------------------------------------------------------------------------------
The AAL Mid Cap Index Fund           $     53,749          $    132,735
The AAL Large Company Index Fund          215,008                   -
The AAL Bond Index Fund                    21,051                   -

At April 30, 2002, the following Fund had accumulated net realized capital loss carryovers expiring as follows:

                                      Capital Loss         Expiration
                                      Carryover              Year
-------------------------------------------------------------------------------------------------------------------
The AAL Large Company Index Fund        $  45,813             2009
                                          105,571             2010
                                      -----------
                                        $ 151,384

To the extent The AAL Large Company Index Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers.

The following funds deferred, on a tax basis, the following post-October 2001 losses:

The AAL Large Company Index Fund     $    253,270
The AAL Bond Index Fund                   224,738

The amounts are deferred and deemed to have occurred in the next fiscal year.

(5) SECURITY TRANSACTIONS

Purchases and Sales of Investment Securities-- For the six months ended October 31, 2002, the cost of purchases and the proceeds from sales of investment securities other than U.S. Government and short-term securities were as follows:

                                        Purchases             Sales
-------------------------------------------------------------------------------------------------------------------
The AAL Mid Cap Index Fund           $  3,373,927          $  2,624,889
The AAL Large Company Index Fund        3,786,538             6,640,831
The AAL Bond Index Fund                 9,067,353             7,922,966

For the six months ended October 31, 2002, The AAL Bond Index Fund purchased $35,562,873 and sold $11,239,117 in U.S. Government Obligations.

(6) INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of issuer represent 5% or more of the outstanding voting securities of the issuer, and any other Funds. A summary of transactions in the securities of these issuers during the year ended April 30, 2002 is as follows:

                                                                                                                   Dividend
                                         Gross                 Gross             Balance  of                        Income
                                       Purchases             Sales and           Shares Held         Value       May 1, 2002-
                                     and Additions           Reductions         Oct. 31, 2002    Oct. 31, 2002   Oct. 31, 2002
-------------------------------------------------------------------------------------------------------------------
The AAL Mid Cap Index Fund           $  2,568,451          $  2,568,323             50,087      $     50,087    $         911
The AAL Large Company Index Fund        3,183,912             3,181,400            197,668           197,668            1,625
The AAL Bond Index Fund                14,679,717            10,887,853          4,158,504         4,158,504           13,579

(7) SHARES OF BENEFICIAL INTEREST

The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of all of the Funds. Transactions in Fund shares were as follows:

The AAL Mid Cap Index Fund
                                            Institutional Shares
                                     ----------------------------------
Year Ended April 30, 2002                 Shares               Amount
------------------------------------   -------------       --------------
Sold                                    1,113,209          $ 11,334,384
Dividends and distributions reinvested     34,314               369,688
Redeemed                                 (184,638)           (1,951,700)
                                       -------------       --------------
Net Change                                962,885          $  9,752,372
                                       =============       ==============

Six Months Ended October 31, 2002
------------------------------------
Sold                                      196,539          $  1,884,666
Dividends and distributions reinvested     12,361               125,712
Redeemed                                 (132,210)           (1,246,409)
                                       -------------       --------------
Net Change                                 76,690          $    763,969
                                       =============       ==============

The AAL Large Company Index Fund
                                            Institutional Shares
                                     ----------------------------------
Year Ended April 30, 2002                 Shares               Amount
------------------------------------   -------------       --------------
Sold                                    5,507,353          $ 40,078,602
Dividends and distributions reinvested      7,678                60,885
Redeemed                                  (88,314)             (710,104)
                                       -------------       --------------
Net Change                              5,426,717          $ 39,429,383
                                       =============       ==============

Six Months Ended October 31, 2002
------------------------------------
Sold                                      278,607          $  1,804,409
Dividends and distributions reinvested       ---                 ---
Redeemed                                 (831,458)           (5,130,159)
                                       -------------       --------------
Net Change                               (552,851)         $ (3,325,750)
                                       =============       ==============

The AAL Bond Index Fund
                                            Institutional Shares
                                     ----------------------------------
Year Ended April 30, 2002                 Shares               Amount
------------------------------------   -------------       --------------
Sold                                    4,317,019          $ 46,271,170
Dividends and distributions reinvested    121,553             1,282,500
Redeemed                                 (590,279)           (6,389,098)
                                       -------------       --------------
Net Change                              3,848,293          $ 41,164,572
                                       =============       ==============

Six Months Ended October 31, 2002
------------------------------------
Sold                                    2,736,633          $ 29,131,529
Dividends and distributions reinvested     50,059               535,712
Redeemed                                 (374,073)           (3,988,796)
                                       -------------       --------------
Net Change                              2,412,619          $ 25,678,445
                                       =============       ==============

                              Financial Highlights

The AAL Mid Cap Index Fund                                                         Institutional Shares
-------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended
                                                               10/31/2002                          Years Ended
                                                               -----------------------------------------------------------------
For a share outstanding throughout each period (a)             (unaudited)      04/30/2002         04/30/2001      04/30/2000(e)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value: Beginning of Period                           $   11.23         $   10.80         $   10.90        $   10.00

Income From Investment Operations:
Net investment income                                              (0.02)             0.06              0.08             0.03
Net realized and unrealized gain (loss) on investments (b)         (2.28)             0.60              0.57             0.87
Total from investment operations                                   (2.30)             0.66              0.65             0.90

Less Distributions from:
Net investment income                                               -                (0.07)            (0.09)            -
Net realized gain on investments                                   (0.06)            (0.16)            (0.66)            -
Total Distributions                                                (0.06)            (0.23)            (0.75)            -

Net decrease in net asset value                                    (2.36)             0.43             (0.10)            0.90
Net asset value: End of Period                                 $    8.87         $   11.23         $   10.80        $   10.90

Total investment return at net asset value (c)                    (20.55)%            6.23%             6.13%            9.00%
Net assets, end of period (in millions)                        $   19.9          $   24.3          $   13.0           $   8.9
Ratio of expenses to average net assets (d)                         0.20%             0.20%             0.20%            0.20%
Ratio of net investment income to average net assets (d)            0.91%             0.84%             0.90%            1.02%
Portfolio turnover rate                                            12.25%            20.63%            53.73%           24.59%

If the adviser had not reimbursed expenses, the ratios would have been:
Ratio of expenses to average net assets (d)                         0.61%             0.88%             1.31%            1.27%
Ratio of net investment income/(loss) to average net assets (d)                  0.50%             0.16%
(0.21)%                                                            (0.05)%

The AAL  Large Company Index Fund                                                    Institutional Shares
-------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended
                                                               10/31/2002                          Years Ended
                                                               -----------------------------------------------------------------
For a share outstanding throughout each period (a)             (unaudited)      04/30/2002         04/30/2001      04/30/2000(e)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value: Beginning of Period                           $    7.38         $    8.56         $    9.95        $   10.00

Income From Investment Operations:
Net investment income                                              (0.15)             0.05              0.09             0.02
Net realized and unrealized gain (loss) on investments (b)         (1.09)            (1.18)            (1.40)           (0.07)
Total from investment operations                                   (1.24)            (1.13)            (1.31)           (0.05)

Less Distributions from:
Net investment income                                               -                (0.05)            (0.08)            -

Net decrease in net asset value                                    (1.24)            (1.18)            (1.39)           (0.05)
Net asset value: End of Period                                 $    6.14         $    7.38         $    8.56         $   9.95

Total investment return at net asset value (c)                    (16.80)%          (13.22)%          (13.18)%          (0.50)%
Net assets, end of period (in millions)                        $   49.0          $   63.0          $   26.6          $   27.6
Ratio of expenses to average net assets (d)                         0.14%             0.20%             0.20%            0.20%
Ratio of net investment income to average net assets (d)            1.60%             1.17%             0.97%            1.21%
Portfolio turnover rate                                             6.80%             3.30%             8.78%            1.57%

If the adviser had not reimbursed expenses, the ratios would have been:
Ratio of expenses to average net assets (d)                         0.32%             0.49%             0.69%            0.93%
Ratio of net investment income to average net assets (d)            1.42%             0.88%             0.49%            0.49%

----------------------
(a)  All per share amounts have been rounded to the nearest cent.
(b)  The amount  shown is a balancing  figure and may not accord with the change in aggregate gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c)  Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales  charges.  The  aggregate,  not  annualized,  total return is shown for periods less than one year.
(d)  Computed on an annualized basis.
(e)  Since Fund inception, December 31, 1999.

The AAL  Bond Index Fund                                                             Institutional Shares
-------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                  Ended
                                                               10/31/2002                          Years Ended
                                                                ---------------------------------------------------------------
For a share outstanding throughout each period (a)             (unaudited)      04/30/2002         04/30/2001      04/30/2000(e)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value: Beginning of Period                           $   10.48         $   10.47         $    9.95        $   10.00

Income From Investment Operations:
Net investment income                                               0.25              0.59              0.69             0.22
Net realized and unrealized gain (loss) on investments (b)          0.38              0.16              0.52            (0.05)
   Total from investment operations                                 0.63              0.75              1.21             0.17

Less Distributions from:
Net investment income                                              (0.30)            (0.64)            (0.69)           (0.22)
Net realized gain on investments                                    -                (0.10)             -                -
Total Distributions                                                (0.30)            (0.74)            (0.69)           (0.22)

Net decrease in net asset value                                     0.33              0.01              0.52            (0.05)
Net asset value: End of Period                                 $   10.81         $   10.48         $   10.47      $   9.95

Total investment return at net asset value (c)                      6.11%             7.36%            12.50%            1.72%
Net assets, end of period (in millions)                        $   86.8          $   58.9          $   18.6          $   11.1
Ratio of expenses to average net assets (d)                         0.20%             0.20%             0.20%            0.20%
Ratio of net investment income to average net assets (d)            4.43%             5.47%             6.66%            6.85%
Portfolio turnover rate                                            26.29%            92.00%            51.37%           52.37%

If the adviser had not reimbursed expenses, the ratios would have been:
Ratio of expenses to average net assets (d)                         0.33%             0.53%             0.98%            1.04%
Ratio of net investment income to average net assets (d)            4.30%             5.14%             5.88%            6.02%

-----------------------
(a)  All per share amounts have been rounded to the nearest cent.
(b)  The amount  shown is a balancing  figure and may not accord with the change in aggregate gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c)  Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales  charges.  The  aggregate,  not  annualized,  total return is shown for periods less than one year.
(d)  Computed on an annualized basis.
(e)  Since Fund inception, December 31, 1999.

 The accompanying notes to the financial statements are an integral part of this schedule.

A Note on Forward-Looking Statements (unaudited)

Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager’s predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

Directors and Officers of The AAL Mutual Funds

Board of Directors and Executive Officers
The management of The AAL Mutual Funds is under the supervision of the Board of Trustees. The Trustees and Executive Officers of the Funds and their principal occupations during the past five years are described below. Unless otherwise specified, the business address of all Trustees and Officers is 625 Fourth Avenue South, Minneapolis, MN 55415. The number of portfolios in the fund complex is 34 for each and every director and officer that oversees the Fund. This number includes the 20 Funds of The AAL Mutual Funds, one of four registered investment companies that are part of the fund complex.

 Name, Address              Position and Year      Principal Occupation(s)                     Other Directorships
and Date of Birth               Term Began            During Past 5 Years                        Held by Director
==================================================================================================================================

John O. Gilbert*               Chairman          Chairman, AAL/LB, President and         Chairman of LOMA Board, ACLI Board,
DOB 8/30/42                      1999            CEO, AAL                                Fox Cities Performing Arts Center Board

--------------------------------------------------------------------------------------------------------------------------------

Lawrence W. Stranghoener*       Trustee          Executive Vice President and CFO,       St. Paul Chamber Orchestra Board
DOB 5/1/54                       2002            AAL/LB, Executive Vice President
                                                 and CFO, techies.com, Vice President
                                                 and CFO, Honeywell Inc.

--------------------------------------------------------------------------------------------------------------------------------

Richard L. Gady                 Trustee          Vice President, Public Affairs and     International Agricultural Marketing
DOB 2/28/43                      1987            Chief Economist, Conagra, Inc.         Association Board
21761 Holman Pt. Drive                           (agribusiness)
Nisswa, MN  56468

--------------------------------------------------------------------------------------------------------------------------------

F. Gregory Campbell             Trustee          President, Carthage College             ELCA University and College Employees'
DOB 12/16/39                     1992                                                    Health Benefit Board, ELCA Risk
2001 Alford Park Drive                                                                   Management Board, Johnson Family Mutual
Kenosha, WI 53140                                                                        Funds Board, Kenosha Area Business
                                                                                         Alliance Board, Kenosha Hospital and
                                                                                         Medical Center Board, Prairie School Board,
                                                                                         United Health Systems Board

--------------------------------------------------------------------------------------------------------------------------------

Edward W. Smeds                 Trustee          Retired; President of Customer Service  Chairman of Carthage College Board
DOB 2/15/36                      1999            and Operations, Kraft Foods (food and
6814 Pelican Bay Blvd.                           agriculture)
Naples, FL  34108

--------------------------------------------------------------------------------------------------------------------------------

Lawrence M. Woods               Trustee          Retired; Executive Vice President and   Gottsche Rehabilitation Center Board
DOB 4/14/32                      1987            Director, Mobil Oil Corporation
524 Sunset Drive
Worland, WY 82401

--------------------------------------------------------------------------------------------------------------------------------

Pamela J. Moret                President         Senior Vice President, Marketing and
DOB 2/4/56                       2002            Products,Thrivent Financial for Lutherans
                                                 since 2002;Senior Vice President, Products,
                                                 American Express Financial Advisors from
                                                 2000 to 2001; Vice President, Variable
                                                 Assets, American Express Financial Advisors
                                                 from 1996 to 2000

--------------------------------------------------------------------------------------------------------------------------------

James H. Abitz              Vice President       Senior Vice President, Head of Investments,
DOB 5/27/45                      1999            AAL/LB; Senior Vice President, AAL Capital
                                                 Management Corporation

--------------------------------------------------------------------------------------------------------------------------------

Charles D. Gariboldi           Treasurer         Head of Investment Accounting,
DOB  12/31/59                    1999            AAL/LB; Vice President AAL Capital
                                                 Management Corporation

--------------------------------------------------------------------------------------------------------------------------------

Brett L. Agnew                 Secretary         Attorney, AAL/LB; Assistant Secretary,
DOB 2/4/71                       2001            AAL Capital Management Corporation
4321 N. Ballard Rd.
Appleton, WI  54919-0001

--------------------------------------------------------------------------------------------------------------------------------

This report is submitted for the information of shareholders of the AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds, which contains more complete information about the funds, including investment policies, charges and expenses.

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